Prospectus

March 1, 2010

(as revised May 14, 2010)

Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class

Growth

Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX

Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX

Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX

Value

Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX

Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX

Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Small Company Value Fund	HASMX	HRSMX	HISMX

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Officers, Trustees and Service Providers	Back Cover
Additional Information	Back Cover

Harbor Capital Appreciation Fund Fund Summary

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.10%	0.10%	0.22%
Total Annual Fund Operating Expenses	0.70%	0.95%	1.07%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$ 72	$224	$390	$ 871
Administrative	$ 97	$303	$525	$1,166
Investor	$109	$340	$590	$1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 72%.

Principal Investment Strategy

Principal Style Characteristics: Mid to large cap growth stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion at the time of purchase and that the Subadviser considers to have above average prospects for growth.

The Subadviser uses a bottom-up approach, researching and evaluating individual companies, to manage the Fund’s portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes have the following financial characteristics:

•	Superior absolute and relative earnings growth

•	Superior sales growth, improving sales momentum and high levels of unit growth

•	High or improving profitability

•	Strong balance sheets

In addition, the Subadviser looks for companies that have actually achieved or exceeded expected earnings results and, in the opinion of the Subadviser, are attractively valued relative to their growth prospects.

The Subadviser focuses on stocks of companies that it believes have distinct attributes such as:

•	Strong market position with a defensible franchise

•	Unique marketing competence

•	Strong research and development leading to superior new product flow

•	Capable and disciplined management

The Subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

The stocks of mid and large cap companies in the Fund’s portfolio are those the Subadviser expects to maintain or achieve above average earnings growth. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Mid cap risk: The Fund’s performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, market and financial resources.

Fund Summary

HARBOR CAPITAL APPRECIATION FUND

They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Russell 1000® Growth Index is an unmanaged index generally representative of the U.S. market for larger capitalization growth stocks. The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	17.03%	4th/2001
Worst Quarter	-20.75%	4th/2008

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 12-29-1987)
Before Taxes	41.88%	3.16%	-2.35%	10.79%
After Taxes on Distributions	41.83%	3.11%	-2.69%	N/A
After Taxes on Distributions and Sale of Fund Shares	27.19%	2.71%	-2.05%	N/A
Administrative Class (inception date 11-01-2002)
Before Taxes	41.53%	2.90%	N/A	6.59%
Investor Class (inception date 11-01-2002)
Before Taxes	41.39%	2.76%	N/A	6.39%
Comparative Indices (life of fund return from 12-29-1987) (reflects no deduction for fees, expenses or taxes)
Russell 1000® Growth	37.21%	1.63%	-3.99%	8.80%
S&P 500	26.46%	0.42%	-0.95%	9.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Jennison Associates LLC

466 Lexington Avenue

New York, NY 10017

Jennison Associates LLC has subadvised the Fund since 1990.

Fund Summary

HARBOR CAPITAL APPRECIATION FUND

Portfolio Manager

Spiros Segalas Jennison Associates LLC

Mr. Segalas is a Director, the Chief Investment Officer, President and a founding member of Jennison Associates and has managed the Fund since 1990.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Mid Cap Growth Fund Fund Summary

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.16%	0.16%	0.27%
Total Annual Fund Operating Expenses	0.91%	1.16%	1.27%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$ 93	$290	$504	$1,120
Administrative	$118	$368	$638	$1,409
Investor	$129	$403	$697	$1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 177%.

Principal Investment Strategy

Principal Style Characteristics: Mid cap companies with significant capital appreciation potential

The Fund invests primarily in equity securities, principally common and preferred stocks of mid cap companies. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2009, the range of the Index was $261 million to $15.5 billion, but it is expected to change frequently.

The Subadviser uses a bottom up approach, employing fundamental analysis to identify individual companies for potential inclusion in the Fund’s portfolio.

In analyzing companies for investment, the Subadviser looks for, among other things, companies that it believes have:

•	Strong earnings growth

•	Improving operating trends

•	Competitive advantages such as a superior management team

•	Attractive relative value within the context of a security’s primary trading market

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders. The Fund may invest up to 25% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Mid cap risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the

Fund Summary

HARBOR MID CAP GROWTH FUND

unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	30.25%	4th/2001
Worst Quarter	-34.77%	3rd/2001

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 11-01-2000)
Before Taxes	31.21%	4.57%	N/A	-1.99%
After Taxes on Distributions	31.21%	3.95%	N/A	-2.31%
After Taxes on Distributions and Sale of Fund Shares	20.29%	3.85%	N/A	-1.72%
Administrative Class (inception date 11-01-2002)
Before Taxes	30.89%	4.33%	N/A	10.08%
Investor Class (inception date 11-01-2002)
Before Taxes	30.74%	4.17%	N/A	9.94%
Comparative Index (life of fund return from 11-01-2000) (reflects no deduction for fees, expenses or taxes)
Russell Midcap® Growth	46.29%	2.40%	N/A	-1.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Wellington Management Company, LLP

75 State Street

Boston, MA 02109

Wellington Management Company, LLP has subadvised the Fund since September 20, 2005.

Fund Summary

HARBOR MID CAP GROWTH FUND

Portfolio Managers

Michael T. Carmen, CFA Wellington Management Company, LLP

Michael T. Carmen, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager for the Fund since 2005. Mr. Carmen joined Wellington Management as an investment professional in 1999.

Mario E. Abularach, CFA

Wellington Management Company, LLP

Mario E. Abularach, CFA, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2006. Mr. Abularach joined Wellington Management as an investment professional in 2001.

Stephen Mortimer

Wellington Management Company, LLP

Stephen Mortimer, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2010. Mr. Mortimer joined Wellington Management as an investment professional in 2001.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Small Cap Growth Fund Fund Summary

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.14%	0.14%	0.26%
Total Annual Fund Operating Expenses	0.89%	1.14%	1.26%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$ 91	$284	$493	$1,096
Administrative	$116	$362	$628	$1,386
Investor	$128	$400	$692	$1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 57%.

Principal Investment Strategy

Principal Style Characteristics: Small cap growth stocks demonstrating consistent or accelerating earnings growth

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2009, the range of the Index was $20 million to $5.6 billion, but it is expected to change frequently.

The Subadviser uses a bottom-up approach by first identifying companies that meet the Subadviser’s strict fundamental criteria and then performing a qualitative review on each identified company to select companies for inclusion in the Fund’s portfolio. This means that the Subadviser’s individual stock selections primarily determine the Fund’s sector weightings. The Subadviser’s research also may include initial personal interviews and continuing contacts with company management.

In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes possess the following characteristics:

•	Accelerating earnings growth

•	Strong balance sheet

•	Attractive valuation as measured by price/earnings to growth ratio

In addition, the Subadviser prefers companies that it believes possess the following qualitative characteristics:

•	Superior company management

•	Significant insider ownership

•	Unique market position and broad market opportunities

•	Solid financial controls and accounting

Under normal market conditions, the Fund expects to invest in approximately 60 to 70 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Small cap risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and

Fund Summary

HARBOR SMALL CAP GROWTH FUND

financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	21.54%	2nd/2003
Worst Quarter	-26.85%	4th/2008

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 11-01-2000)
Before Taxes	40.08%	2.13%	N/A	4.72%
After Taxes on Distributions	40.08%	1.10%	N/A	4.04%
After Taxes on Distributions and Sale of Fund Shares	26.05%	1.86%	N/A	4.13%
Administrative Class (inception date 11-01-2002)
Before Taxes	39.83%	1.88%	N/A	8.01%
Investor Class (inception date 11-01-2002)
Before Taxes	39.63%	1.74%	N/A	7.85%
Comparative Index (life of fund return from 11-01-2000) (reflects no deduction for fees, expenses or taxes)
Russell 2000® Growth	34.47%	0.87%	N/A	-0.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Westfield Capital Management Company, L.P.

One Financial Center

Boston, MA 02111

Westfield Capital Management Company, L.P. has subadvised the Fund since its inception in 2000.

Fund Summary

HARBOR SMALL CAP GROWTH FUND

Portfolio Managers

William Muggia Westfield Capital Management Company, L.P. Lead Portfolio Manager

Mr. Muggia is the President, Chief Investment Officer, Chief Executive Officer, Portfolio Manager and a Partner of Westfield Capital Management Company and has co-managed the Fund since its inception in 2000.

Arthur Bauernfeind, CFA Westfield Capital Management Company, L.P. Portfolio Manager

Mr. Bauernfeind is the Chairman and a Portfolio Manager of Westfield Capital Management Company and has co-managed the Fund since its inception in 2000.

Matthew Strobeck Westfield Capital Management Company, L.P. Portfolio Manager

Mr. Strobeck is a Portfolio Manager and Partner of Westfield Capital Management Company and has co-managed the Fund since 2008.

Ethan Meyers, CFA Westfield Capital Management Company, L.P. Portfolio Manager

Mr. Meyers is a Portfolio Manager and Partner of Westfield Capital Management Company and has co-managed the Fund since its inception in 2000.

Scott Emerman, CFA Westfield Capital Management Company, L.P. Portfolio Manager

Mr. Emerman is a Portfolio Manager and Partner of Westfield Capital Management Company and has co-managed the Fund since 2002.

Buying and Selling Fund Shares

The Fund is closed to new investors.

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Large Cap Value Fund Fund Summary

Investment Objective

The Fund seeks long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.17%	0.16%	0.29%
Total Annual Fund Operating Expenses[1]	0.77%	1.01%	1.14%
[1]

The Adviser has voluntarily agreed to limit the Fund’s operating expenses for the current fiscal year ending October 31, 2010 to 0.70% for the Institutional Class, 0.95% for the Administrative Class, and 1.09% for the Investor Class. This agreement may be terminated at any time, although the Adviser has no present intention to do so.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$ 79	$246	$428	$ 954
Administrative	$103	$322	$558	$1,236
Investor	$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 54%.

Principal Investment Strategy

Principal Style Characteristics: Large cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2009, the range of the Index was $261 million to $332.7 billion, but it is expected to change frequently.

The Subadviser uses a bottom up stock selection approach, employing fundamental and quantitative criteria to identify companies that the Subadviser believes are undervalued. The Subadviser focuses on those companies with sustainable cash flow and the ability to pay and grow dividends over time that the Subadviser believes will deliver superior capital appreciation and income over the long term.

The Subadviser seeks to invest in companies that it believes:

•	Maintain competitive positions within their industries

•	Have strong company management implementing a solid business model

•	Generate attractive and sustainable cash flow

•	Have a commitment to dividends and dividend growth

•	Trade at prices below their future valuation targets

The Subadviser expects to invest the portfolio across a number of sectors with no single sector comprising more than three times the Russell 1000® Value Index’s sector weighting or 40% of the total portfolio, whichever is lower. Under normal market conditions, the Fund expects to invest in approximately 60 to 80 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders.

The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate

Fund Summary

HARBOR LARGE CAP VALUE FUND

information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	15.81%	2nd/2003
Worst Quarter	-21.19%	4th/2008

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 12-29-1987)
Before Taxes	17.44%	0.34%	2.82%	9.07%
After Taxes on Distributions	17.12%	-2.01%	1.35%	N/A
After Taxes on Distributions and Sale of Fund Shares	11.70%	0.25%	2.25%	N/A
Administrative Class (inception date 11-01-2002)
Before Taxes	17.03%	0.09%	N/A	5.49%
Investor Class (inception date 11-01-2002)
Before Taxes	16.84%	-0.06%	N/A	5.27%
Comparative Index (life of fund return from 12-29-1987) (reflects no deduction for fees, expenses or taxes)
Russell 1000® Value	19.69%	-0.25%	2.47%	10.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Cohen & Steers Capital Management, Inc.

280 Park Avenue

10th Floor

New York, NY 10017

Cohen & Steers Capital Management, Inc. has subadvised the Fund since June 19, 2007.

Fund Summary

HARBOR LARGE CAP VALUE FUND

Portfolio Manager

Richard E. Helm, CFA Cohen & Steers Capital Management, Inc.

Mr. Helm is a Senior Vice President and heads the large cap value portfolio management team at Cohen & Steers Capital Management and has managed the Fund since 2007.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund expects to distribute any net investment income semi-annually and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Mid Cap Value Fund Fund Summary

Investment Objective

The Fund seeks long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.39%	0.36%	0.51%
Annual Fund Operating Expenses	1.14%	1.36%	1.51%
Expense Reimbursement[1]	0.17%	0.14%	0.17%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.97%	1.22%	1.34%
[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses through 02-28-2011.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$ 99	$345	$611	$1,371
Administrative	$124	$417	$731	$1,623
Investor	$136	$461	$808	$1,787

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 46%.

Principal Investment Strategy

Principal Style Characteristics: Mid cap value stocks of companies with inexpensive fundamentals and recent momentum, relative to their peers

The Fund invests primarily in equity securities, principally common stocks, of mid cap companies that, in the Subadviser’s opinion, are out of favor and thus undervalued in the marketplace at the time of purchase and have the potential for appreciation. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2009, the range of the Index was $261 million to $15.5 billion, but it is expected to change frequently.

The Subadviser’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of the quantitative models are:

•	indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio,

•	indicators of past negative market sentiment, such as poor past stock price performance,

•	indicators of recent momentum, such as high recent stock price performance, and

•	control of incremental risk relative to the benchmark index.

All such indicators are measured relative to the overall universe of mid cap companies.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Mid cap risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Fund Summary

HARBOR MID CAP VALUE FUND

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	25.00%	3rd/2009
Worst Quarter	-24.36%	4th/2008

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 03-01-2002)
Before Taxes	39.98%	1.01%	N/A	3.26%
After Taxes on Distributions	39.66%	0.34%	N/A	2.65%
After Taxes on Distributions and Sale of Fund Shares	26.37%	0.74%	N/A	2.73%
Administrative Class (inception date 11-01-2002)
Before Taxes	39.69%	0.80%	N/A	6.09%
Investor Class (inception date 11-01-2002)
Before Taxes	39.46%	0.66%	N/A	5.96%
Comparative Index (life of fund return from 03-01-2002) (reflects no deduction for fees, expenses or taxes)
Russell Midcap® Value	34.21%	1.98%	N/A	6.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

LSV Asset Management

151 North Wacker Drive

Suite 4600

Chicago, IL 60606

LSV Asset Management has subadvised the Fund since September 30, 2004.

Portfolio Managers

Joseph Lakonishok, Ph.D. LSV Asset Management

Mr. Lakonishok is the Chief Executive Officer, a Portfolio Manager and Founding Partner of LSV Asset Management. He has co-managed the Fund since 2004.

Menno Vermeulen, CFA LSV Asset Management

Mr. Vermeulen is a Portfolio Manager, Senior Quantitative Analyst and a Partner of LSV Asset Management. He has co-managed the Fund since 2004.

Puneet Mansharamani LSV Asset Management

Mr. Mansharamani is a Portfolio Manager and Quantitative Analyst at LSV Asset Management. He has co-managed the Fund since 2006.

Fund Summary

HARBOR MID CAP VALUE FUND

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Small Cap Value Fund Fund Summary

Investment Objective

The Fund seeks long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.13%	0.13%	0.25%
Total Annual Fund Operating Expenses	0.88%	1.13%	1.25%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$ 90	$281	$488	$1,084
Administrative	$115	$359	$622	$1,375
Investor	$127	$397	$686	$1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 18%.

Principal Investment Strategy

Principal Style Characteristics: Small cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2009, the range of the Index was $20 million to $5.6 billion, but it is expected to change frequently.

The Subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the Subadviser believes are their intrinsic values. The Subadviser uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. The Subadviser utilizes relationships with key analysts and industry experts to obtain unbiased and unique research perspectives. The Subadviser employs statistical analysis, designed to seek to limit company specific risk in the Fund’s portfolio. The Fund’s sector weightings are a result of, and secondary to, individual stock selections.

Under normal market conditions, the Fund expects to invest in approximately 55 to 70 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Small cap risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total

Fund Summary

HARBOR SMALL CAP VALUE FUND

returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	20.47%	2nd/2009
Worst Quarter	-25.27%	4th/2008

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 12-14-2001)
Before Taxes	23.78%	-0.01%	N/A	7.84%
After Taxes on Distributions	23.69%	-0.34%	N/A	7.61%
After Taxes on Distributions and Sale of Fund Shares	15.56%	0.03%	N/A	6.92%
Administrative Class (inception date 11-01-2002)
Before Taxes	23.44%	-0.25%	N/A	8.67%
Investor Class (inception date 11-01-2002)
Before Taxes	23.40%	-0.38%	N/A	8.49%
Comparative Index (life of fund return from 12-14-2001) (reflects no deduction for fees, expenses or taxes)
Russell 2000® Value	20.58%	-0.01%	N/A	6.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

EARNEST Partners LLC

1180 Peachtree Street NE

Suite 2300

Atlanta, GA 30309

EARNEST Partners has subadvised the Fund since its inception in 2001.

Portfolio Manager

Paul Viera EARNEST Partners LLC

Mr. Viera is the Chief Executive Officer, a Portfolio Manager and the Founder of EARNEST Partners. He has managed the Fund since its inception in 2001.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

Fund Summary

HARBOR SMALL CAP VALUE FUND

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Small Company Value Fund Fund Summary

Investment Objective

The Fund seeks long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	2.33%	2.68%	2.65%
Total Annual Fund Operating Expenses	3.08%	3.68%	3.65%
Expense Reimbursement[1]	2.11%	2.46%	2.31%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.97%	1.22%	1.34%
[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses through 02-28-2011.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$ 99	$752	$1,431	$3,244
Administrative	$124	$898	$1,693	$3,773
Investor	$136	$903	$1,691	$3,756

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 47%.

Principal Investment Strategy

Principal Style Characteristics: Small cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2009, the range of the Index was $20 million to $5.6 billion, but it is expected to change frequently.

The Subadviser believes that attractive investment opportunities are created when the market overreacts to near-term events, misjudges future outcomes and makes investment decisions based more on emotion than rigorous analysis. The Subadviser seeks to benefit from those investment opportunities by developing, through disciplined, fundamental bottom-up research, an assessment of a company’s intrinsic value. The Subadviser employs a long-term perspective when determining a company’s intrinsic value that is not swayed by shorter-term price fluctuations or market movements, akin to that of a private investor in a company’s business. The Subadviser constructs a portfolio of undervalued companies for the Fund by first utilizing a proprietary quantitative model to evaluate and prioritize all of the companies within the Fund’s capitalization range based on the Subadviser’s estimate of the long-term normalized earning power of each company. The Subadviser then performs fundamental, bottom-up research on those companies identified by the model as attractively valued, focusing on those which it believes:

•	Have a compelling valuation relative to their long-term normalized earnings power

•	Show attractive valuations as a result of market overreactions to near-term events

•	Have an understandable business model and realistic plan to improve the business

•	Show an emerging competitive advantage

Under normal market conditions, the Fund expects to invest in approximately 40 to 60 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Fund Summary

HARBOR SMALL COMPANY VALUE FUND

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Small cap risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Concentration risk: Because the Fund typically invests in approximately 40 to 60 companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	48.61%	2nd/2009
Worst Quarter	-27.33%	4th/2008

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 05-01-2007)
Before Taxes	65.18%	N/A	N/A	-11.82%
After Taxes on Distributions	66.22%	N/A	N/A	-12.11%
After Taxes on Distributions and Sale of Fund Shares	43.04%	N/A	N/A	-9.91%
Administrative Class (inception date 05-01-2007)
Before Taxes	64.63%	N/A	N/A	-12.04%
Investor Class (inception date 05-01-2007)
Before Taxes	64.39%	N/A	N/A	-12.17%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 2000® Value	20.58%	N/A	N/A	-10.02%
Russell 2500TM Value	27.68%	N/A	N/A	-9.54%

Effective October 31, 2009, the former Harbor SMID Value Fund was renamed the Harbor Small Company Value Fund and, consistent with the Fund’s new name, its benchmark was changed from the Russell 2500TM Value Index to the Russell 2000® Value Index. These changes are designed to align the Fund’s name and benchmark more closely with the Fund’s emphasis on companies in the small-cap value segment of the market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Evercore Asset Management, LLC

55 East 52nd Street

New York, NY 10055

Evercore Asset Management, LLC has subadvised the Fund since its inception in 2007.

Fund Summary

HARBOR SMALL COMPANY VALUE FUND

Portfolio Managers

Andrew Moloff Evercore Asset Management, LLC

Mr. Moloff is the Chief Investment Officer, a Portfolio Manager and Co-Founder of Evercore Asset Management. He has co-managed the Fund since its inception in 2007.

Greg Sawers Evercore Asset Management, LLC Portfolio Manager (since 2007)

Mr. Sawers is the Chief Executive Officer, a Portfolio Manager and Co-Founder of Evercore Asset Management. He has co-managed the Fund since its inception in 2007.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

The Fund’s Investments

Investment Objectives

Harbor Funds’ Board of Trustees may change a Fund’s investment objective without shareholder approval.

Additional Information about the Funds’ Principal Investments

EQUITY SECURITIES

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

Information about the Funds’ Other Investments

DERIVATIVE INSTRUMENTS

Each Fund may, but is not required to, use derivatives for any of the following purposes:

■

To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, each Fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

The Adviser and Subadvisers

The Adviser

The Adviser provides management services to Harbor Funds.

The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2009, Robeco Groep N.V., through its investment management subsidiaries, had approximately $193.3 billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $48.7 billion as of December 31, 2009.

Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser establishes and may modify whenever deemed appropriate the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates, and allocates each Funds’ assets to, one or more Subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the SEC permitting the adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the Funds, the Adviser administers each Fund’s business affairs. For the year ended October 31, 2009, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser also has agreed to voluntarily reduce the total expenses of the different share classes for certain Funds for the fiscal year ending October 31, 2010. This voluntary agreement is temporary and may be terminated or changed at any time. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. No Fund is responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the Fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
Growth Funds
Harbor Capital Appreciation Fund	0.60%	0.60%
Harbor Mid Cap Growth Fund	0.75%	0.75%
Harbor Small Cap Growth Fund	0.75%	0.75%
Harbor Small Company Growth Fund	0.75%	0.75%
Value Funds
Harbor Large Cap Value Fund	0.60%	0.60%
Harbor Mid Cap Value Fund	0.75%	0.75%
Harbor Small Cap Value Fund	0.75%	0.75%
Harbor Small Company Value Fund	0.75%	0.75%

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ semi-annual (for the 6 month period ended April 30) and annual (for the year ended October 31) reports to shareholders.

Each Subadviser that also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures reasonably designed to ensure fair allocation of investment opportunities between the respective Fund and the pension plan. The objectives and investment styles of the respective Harbor Funds match those segments of the pension plan subadvised by the Subadvisers.

The Adviser monitors the portfolio managers on an on-going basis to collect and update data about their organizations performance.

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers

Each Fund’s investments are selected by a Subadviser, which is not affiliated with the Adviser. Information about each Fund’s individual portfolio manager(s) is provided in each Fund’s Fund Summary. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds.

The Adviser and Subadvisers

Cohen & Steers U.S. Large Cap Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by Cohen & Steers Capital Management (“Cohen & Steers”), which serves as the Subadviser to Harbor Large Cap Value Fund. The Cohen & Steers U.S. Large Cap Value Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Cohen & Steers in Cohen & Steers’ U.S. large cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the Fund. Except to the extent performance has been adjusted to reflect the operating costs of the Fund, Cohen & Steers has prepared and presented the historical performance shown for the Composite in accordance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Cohen & Steers in managing all large cap value portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the annual fund operating expenses payable by the Institutional, Administrative and Investor Class shares of Fund for the fiscal year ended October 31, 2009 were used.

The historical performance of the U.S. Large Cap Value Composite is not that of Harbor Large Cap Value Fund and is not necessarily indicative of the Fund’s future results. The Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, certain of the accounts comprising the Composite may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all accounts in the Composite, they may have had an adverse effect on the performance results of the Composite.

COHEN & STEERS U.S. LARGE CAP VALUE COMPOSITE PERFORMANCE

	For the Periods Ended December 31, 2009:
U.S. Large Cap Value Composite*	1 Year	3 Years	Since Inception
Composite net of all Institutional Class operating expenses	17.33%	-5.52%	1.30%
Composite net of all Administrative Class operating expenses	17.03%	-5.76%	1.05%
Composite net of all Investor Class operating expenses	16.90%	-5.86%	0.94%
Composite gross of all operating expenses	18.16%	-4.85%	2.02%
Russell 1000® Value Index	19.69%	-8.96%	-1.33%

	For the Years Ended December 31:
	2005**	2006	2007	2008	2009
Composite net of all Institutional Class operating expenses	3.90%	20.83%	8.51%	-33.76%	17.33%
Composite net of all Administrative Class operating expenses	3.79%	20.53%	8.24%	-33.93%	17.03%
Composite net of all Investor Class operating expenses	3.74%	20.40%	8.12%	-34.00%	16.90%
Composite gross of all operating expenses	4.21%	21.70%	9.28%	-33.29%	18.16%
Russell 1000® Value Index	2.24%	22.25%	-0.17%	-36.85%	19.69%

*	This is not the performance of Harbor Large Cap Value Fund. As of December 31, 2009, the U.S. Large Cap Value Composite was composed of 12 accounts, including Harbor Large Cap Value Fund, totaling approximately $328.3 million. The inception date of the Composite is August 1, 2005, which reflects the date that the Fund’s portfolio manager began managing assets in this strategy for Cohen & Steers after commencing employment with Cohen & Steers. See the next page for information concerning this portfolio manager’s performance prior to his employment with Cohen & Steers.
**	For the period August 1, 2005 to December 31, 2005.

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all classes are available for all Harbor Funds.

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ Transfer agent fee of up to 0.08% of the average daily net assets ■ $50,000 minimum investment in each Fund

■    Limited only to eligible retirement plans and financial intermediaries

■    12b-1 fee of up to 0.25% of average daily net assets

■    Transfer agent fee of up to 0.08% of the average daily net assets

■    $50,000* minimum investment in each Fund

■    Available to individual and institutional investors

■    12b-1 fee of up to 0.25% of average daily net assets

■    Transfer agent fee of up to 0.20% of the average daily net assets

■    $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., annually) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Institutional Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and have maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).

(e)	Current trustees and officers of Harbor Funds.

(f)	Current partners and employees of legal counsel to Harbor Funds.

(g)	Current directors, officers or employees of the Adviser and its affiliates.

(h)	Current directors, officers, or employees of any subadviser to any Harbor Funds.

(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).

(j)	Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.

(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor Fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.

(m)	Certain wrap and other types of fee based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.

(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor Funds through that single broker, dealer or other financial intermediary.

(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

Harbor Small Cap Growth Fund is closed to new investors. See the Statement of Additional Information for details regarding this policy.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Certain Funds also are available for sale to certain government approved pension plans in Chile and Peru.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website at www.harborfunds.com.

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker- dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Neither Harbor Funds nor the Shareholder Servicing Agent is obligated, under any circumstances, to pay interest on redemption proceeds.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any Fund investment.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

Your Harbor Funds Account

HOW TO SELL SHARES

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

Shareholder and Account Policies

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

Shareholder and Account Policies

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s Prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Each of the Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or pricing services. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing services. The prices provided by independent pricing services reflect the pricing service’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices for the securities and dealer quotations, transaction prices for what the pricing service believes are similar securities and various relationships between factors such as interest rate changes and security prices which are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the pricing service often does not have as a market input current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the price supplied by the pricing service may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

When reliable market quotations or prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair

Shareholder and Account Policies

value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by a pricing service for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or prices supplied by a pricing service. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Share prices are normally available after 7:00 p.m. Eastern time by calling 800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account; however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent

Shareholder and Account Policies

if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income and capital gains at least annually in December. Harbor Large Cap Value Fund declares and pays any dividend semi-annually. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund and Harbor Small Company Value Fund expect distributions, if any, to be primarily from capital gains. The Harbor Large Cap Value Fund expects distributions, if any, to be from capital gains and/or net investment income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate (which is currently scheduled to increase after 2010), as discussed in detail in the Funds’ Statement of Additional Information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (notwithstanding market change). You would still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Early each year, the Funds will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% (currently scheduled to increase to 31% after 2010) on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund, as discussed in detail in the Funds’ Statement of Additional Information.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our website at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred upon your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our website at www.harborfunds.com.

TELEPHONE SERVICES

800-422-1050

Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums and terms as other transactions.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting in accordance with these instructions.

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Automatic Options form or you may download the form from our website at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

AUTOMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account and you may realize a gain or a loss. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR CAPITAL APPRECIATION FUND
Institutional Class
October 31, 2009	$24.94	$.10 [a]	$5.42	$5.52	$(.16)	$—	$(.16)
October 31, 2008	38.95	.16 [a]	(14.05)	(13.89)	(.12)	—	(.12)
October 31, 2007	32.65	.14 [a]	6.23	6.37	(.07)	—	(.07)
October 31, 2006	31.02	.07 [a]	1.59	1.66	(.03)	—	(.03)
October 31, 2005	26.81	.13 [a]	4.19	4.32	(.11)	—	(.11)
Administrative Class
October 31, 2009	$24.80	$.04 [a]	$5.38	$5.42	$(.09)	$—	$(.09)
October 31, 2008	38.73	.07 [a]	(13.97)	(13.90)	(.03)	—	(.03)
October 31, 2007	32.47	.06 [a]	6.20	6.26	—	—	—
October 31, 2006	30.90	.05 [a]	1.52	1.57	—	—	—
October 31, 2005	26.77	—	4.23	4.23	(.10)	—	(.10)
Investor Class
October 31, 2009	$24.63	$— [a]	$5.37	$5.37	$(.03)	$—	$(.03)
October 31, 2008	38.48	.03 [a]	(13.88)	(13.85)	—	—	—
October 31, 2007	32.31	.01 [a]	6.16	6.17	—	—	—
October 31, 2006	30.79	(.02)[a]	1.54	1.52	—	—	—
October 31, 2005	26.65	.05 [a]	4.11	4.16	(.02)	—	(.02)
HARBOR MID CAP GROWTH FUND
Institutional Class
October 31, 2009	$5.63	$(.01)[a]	$.58	$.57	$—	$—	$—
October 31, 2008	10.16	— [a]	(4.06)	(4.06)	(.01)	(.46)	(.47)
October 31, 2007	7.59	.03 [a]	2.59	2.62	(.02)	(.03)	(.05)
October 31, 2006	7.31	— [a]	1.13	1.13	—	(.85)	(.85)
October 31, 2005[e]	6.15	(.03)[a]	1.19	1.16	—	—	—
Administrative Class
October 31, 2009	$5.59	$(.02)[a]	$.58	$.56	$—	$—	$—
October 31, 2008	10.11	(.01)[a]	(4.05)	(4.06)	—	(.46)	(.46)
October 31, 2007	7.57	.01 [a]	2.57	2.58	(.01)	(.03)	(.04)
October 31, 2006	7.31	— [a]	1.11	1.11	—	(.85)	(.85)
October 31, 2005[e]	6.15	— [a]	1.16	1.16	—	—	—
Investor Class
October 31, 2009	$5.54	$(.08)[a]	$.63	$.55	$—	$—	$—
October 31, 2008	10.04	(.03)[a]	(4.01)	(4.04)	—	(.46)	(.46)
October 31, 2007	7.52	.02 [a]	2.53	2.55	—	(.03)	(.03)
October 31, 2006	7.28	(.01)[a]	1.10	1.09	—	(.85)	(.85)
October 31, 2005[e]	6.15	(.04)[a]	1.17	1.13	—	—	—
HARBOR SMALL CAP GROWTH FUND
Institutional Class
October 31, 2009	$8.00	$(.03)[a]	$1.13	$1.10	$—	$(.24)	$(.24)
October 31, 2008	14.95	(.07)[a]	(4.95)	(5.02)	—	(1.93)	(1.93)
October 31, 2007	13.69	(.07)[a]	2.55	2.48	—	(1.22)	(1.22)
October 31, 2006	13.00	— [a]	1.74	1.74	—	(1.05)	(1.05)
October 31, 2005	12.82	(.06)[a]	1.07	1.01	—	(.83)	(.83)
Administrative Class
October 31, 2009	$7.87	$(.06)[a]	$1.11	$1.05	$—	$(.24)	$(.24)
October 31, 2008	14.77	(.08)[a]	(4.89)	(4.97)	—	(1.93)	(1.93)
October 31, 2007	13.57	(.14)[a]	2.56	2.42	—	(1.22)	(1.22)
October 31, 2006	12.92	(.03)[a]	1.73	1.70	—	(1.05)	(1.05)
October 31, 2005	12.78	(.07)[a]	1.04	.97	—	(.83)	(.83)
Investor Class
October 31, 2009	$7.77	$(.09)[a]	$1.12	$1.03	$—	$(.24)	$(.24)
October 31, 2008	14.62	(.13)[a]	(4.79)	(4.92)	—	(1.93)	(1.93)
October 31, 2007	13.47	(.16)[a]	2.53	2.37	—	(1.22)	(1.22)
October 31, 2006	12.85	(.02)[a]	1.69	1.67	—	(1.05)	(1.05)
October 31, 2005	12.74	(.09)[a]	1.03	.94	—	(.83)	(.83)

See page 46 for notes to the Financial Highlights.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ most recent annual report to shareholders, which is available upon request.

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2]	Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	Portfolio Turnover (%)

$30.30	$7,159,390	22.31%[b]		.70%	.69%[a]		.40%[a]	72%
24.94	5,452,974	(35.75)[b]		.68	.67	[a]	.47 [a]	82
38.95	8,723,355	19.55	[b]	.67	.66	[a]	.38 [a]	69
32.65	7,882,712	5.35	[b]	.67	.67	[a]	.25 [a]	71
31.02	7,187,988	16.14	[b]	.68	.68	[a]	.44 [a]	69

$30.13	$310,392	21.97%[b]		.95%	.94%[a]		.14%[a]	72%
24.80	235,457	(35.92)[b]		.93	.92	[a]	.21 [a]	82
38.73	294,586	19.28	[b]	.93	.92	[a]	.13 [a]	69
32.47	207,852	5.08	[b]	.92	.92	[a]	— [a]	71
30.90	123,018	15.84	[b]	.92	.92	[a]	(.13)[a]	69

$29.97	$536,173	21.85%[b]		1.07%	1.06%[a]		.04%[a]	72%
24.63	497,007	(35.99)[b]		1.05	1.05	[a]	.10 [a]	82
38.48	830,840	19.10	[b]	1.05	1.04	[a]	(.01)[a]	69
32.31	562,859	4.94	[b]	1.07	1.07	[a]	(.15)[a]	71
30.79	304,676	15.62	[b]	1.10	1.10	[a]	(.10)[a]	69

$6.20	$220,402	10.12%[b]		.91%	.90%[a]		(.12)%[a]	177%
5.63	222,085	(41.76)[b]		.88	.87	[a]	.05 [a]	125
10.16	271,736	34.71	[b]	.91	.89	[a]	.36 [a]	107
7.59	110,633	16.30	[b]	1.06	.94	[a]	(.30)[a]	131
7.31	53,447	18.86	[b]	1.15	.95	[a]	(.48)[a]	177

$6.15	$211,996	10.02%[b]		1.16%	1.15%[a]		(.39)%[a]	177%
5.59	159,450	(41.94)[b]		1.13	1.12	[a]	(.21)[a]	125
10.11	74,885	34.31	[b]	1.16	1.14	[a]	.14 [a]	107
7.57	46,402	15.99	[b]	1.30	1.18	[a]	(.58)[a]	131
7.31	14	18.86	[b]	1.38	1.18	[a]	(.67)[a]	177

$6.09	$42,970	9.93%[b]		1.27%	1.26%[a]		(.47)%[a]	177%
5.54	84,943	(42.04)[b]		1.26	1.25	[a]	(.31)[a]	125
10.04	152,935	34.08	[b]	1.29	1.27	[a]	(.06)[a]	107
7.52	6,782	15.77	[b]	1.44	1.32	[a]	(.69)[a]	131
7.28	1,737	18.37	[b]	1.58	1.38	[a]	(.87)[a]	177

$8.86	$317,168	14.50%[b]		.89%	.88%[a]		(.46)%[a]	57%
8.00	308,330	(38.07)[b]		.85	.84	[a]	(.61)[a]	56
14.95	648,885	19.56	[b]	.84	.82	[a]	(.52)[a]	50
13.69	633,956	14.17	[b]	.82	.82	[a]	(.35)[a]	55
13.00	635,132	7.83	[b]	.84	.84	[a]	(.40)[a]	69

$8.68	$25,794	14.09%[b]		1.14%	1.13%[a]		(.72)%[a]	57%
7.87	24,337	(38.21)[b]		1.10	1.09	[a]	(.86)[a]	56
14.77	39,877	19.35	[b]	1.08	1.07	[a]	(.77)[a]	50
13.57	48,525	13.93	[b]	1.07	1.07	[a]	(.60)[a]	55
12.92	40,916	7.52	[b]	1.09	1.09	[a]	(.66)[a]	69

$8.56	$20,974	14.01%[b]		1.26%	1.25%[a]		(.83)%[a]	57%
7.77	21,321	(38.27)[b]		1.22	1.21	[a]	(.98)[a]	56
14.62	42,755	19.11	[b]	1.21	1.20	[a]	(.90)[a]	50
13.47	47,263	13.77	[b]	1.22	1.22	[a]	(.74)[a]	55
12.85	32,440	7.31	[b]	1.27	1.27	[a]	(.83)[a]	69

Financial Highlights

		Income From Investment Operations				Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR LARGE CAP VALUE FUND
Institutional Class
October 31, 2009	$6.60	$.11	[a]	$.07	$.18	$(.15)	$—	$(.15)
October 31, 2008	21.20	.19	[a]	(3.94)	(3.75)	(.19)	(10.66)	(10.85)
October 31, 2007[f]	18.79	.41	[a]	2.54	2.95	(.26)	(.28)	(.54)
October 31, 2006	16.63	.22	[a]	2.13	2.35	(.19)	—	(.19)
October 31, 2005	15.00	.16	[a]	1.63	1.79	(.16)	—	(.16)
Administrative Class
October 31, 2009	$6.59	$.12	[a]	$.04	$.16	$(.14)	$—	$(.14)
October 31, 2008	21.17	.24	[a]	(4.01)	(3.77)	(.15)	(10.66)	(10.81)
October 31, 2007[f]	18.77	.20	[a]	2.69	2.89	(.21)	(.28)	(.49)
October 31, 2006	16.62	.16	[a]	2.14	2.30	(.15)	—	(.15)
October 31, 2005	14.99	.14	[a]	1.61	1.75	(.12)	—	(.12)
Investor Class
October 31, 2009	$6.58	$.11	[a]	$.05	$.16	$(.07)	$—	$(.07)
October 31, 2008	21.10	.17	[a]	(3.95)	(3.78)	(.08)	(10.66)	(10.74)
October 31, 2007[f]	18.70	.19	[a]	2.67	2.86	(.18)	(.28)	(.46)
October 31, 2006	16.58	.14	[a]	2.12	2.26	(.14)	—	(.14)
October 31, 2005	14.96	.07	[a]	1.64	1.71	(.09)	—	(.09)
HARBOR MID CAP VALUE FUND
Institutional Class
October 31, 2009	$7.57	$.19	[a]	$1.64	$1.83	$(.33)	$—	$(.33)
October 31, 2008	13.43	.32	[a]	(5.52)	(5.20)	(.19)	(.47)	(.66)
October 31, 2007	13.26	.17	[a]	.49	.66	(.12)	(.37)	(.49)
October 31, 2006	11.90	.13	[a]	1.65	1.78	(.13)	(.29)	(.42)
October 31, 2005	11.09	.14	[a]	1.68	1.82	(.05)	(.96)	(1.01)
Administrative Class
October 31, 2009	$7.54	$(.14)[a,i]		$1.95	$1.81	$(.31)	$—	$(.31)
October 31, 2008	13.38	.24	[a]	(5.46)	(5.22)	(.15)	(.47)	(.62)
October 31, 2007	13.24	.20	[a]	.42	.62	(.11)	(.37)	(.48)
October 31, 2006	11.90	.10	[a]	1.66	1.76	(.13)	(.29)	(.42)
October 31, 2005	11.09	.04	[a]	1.76	1.80	(.04)	(.95)	(.99)
Investor Class
October 31, 2009	$7.55	$.13	[a]	$1.67	$1.80	$(.28)	$—	$(.28)
October 31, 2008	13.37	.32	[a]	(5.55)	(5.23)	(.12)	(.47)	(.59)
October 31, 2007	13.22	.18	[a]	.43	.61	(.09)	(.37)	(.46)
October 31, 2006	11.88	.12	[a]	1.62	1.74	(.11)	(.29)	(.40)
October 31, 2005	11.09	.07	[a]	1.71	1.78	(.04)	(.95)	(.99)
HARBOR SMALL CAP VALUE FUND
Institutional Class
October 31, 2009	$13.84	$.08	[a]	$1.05	$1.13	$(.05)	$(.04)	$(.09)
October 31, 2008	22.52	.10	[a]	(7.57)	(7.47)	(.10)	(1.11)	(1.21)
October 31, 2007	21.24	.11	[a]	1.68	1.79	(.02)	(.49)	(.51)
October 31, 2006	19.50	.03	[a]	2.04	2.07	(.02)	(.31)	(.33)
October 31, 2005	16.58	.01	[a]	3.00	3.01	—	(.09)	(.09)
Administrative Class
October 31, 2009	$13.77	$.02	[a]	$1.08	$1.10	$(.01)	$(.04)	$(.05)
October 31, 2008	22.40	.03	[a]	(7.51)	(7.48)	(.04)	(1.11)	(1.15)
October 31, 2007	21.17	.04	[a]	1.68	1.72	—	(.49)	(.49)
October 31, 2006	19.46	(.02)[a]		2.04	2.02	—	(.31)	(.31)
October 31, 2005	16.57	(.01)[a]		2.99	2.98	—	(.09)	(.09)
Investor Class
October 31, 2009	$13.64	$(.05)[a,i]		$1.12	$1.07	$—	$(.04)	$(.04)
October 31, 2008	22.18	(.05)[a]		(7.38)	(7.43)	—	(1.11)	(1.11)
October 31, 2007	20.99	(.03)[a]		1.71	1.68	—	(.49)	(.49)
October 31, 2006	19.33	(.09)[a]		2.06	1.97	—	(.31)	(.31)
October 31, 2005	16.50	(.01)[a]		2.93	2.92	—	(.09)	(.09)

See page 46 for notes to the Financial Highlights.

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2]	Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$6.63	$167,486	3.01%[b]		.77%	.71%[a]		2.13%[a]		54%
6.60	114,972	(32.16)[b]		.74	.68	[a]	2.05	[a]	107
21.20	211,985	15.93	[b]	.72	.68	[a]	1.24	[a]	114
18.79	596,888	14.23	[b]	.68	.68	[a]	1.23	[a]	31
16.63	546,624	11.90	[b]	.70	.70	[a]	1.01	[a]	24

$6.61	$19,142	2.57%[b]		1.01%	.96%[a]		2.37%[a]		54%
6.59	76,134	(32.26)[b]		1.00	.93	[a]	1.65	[a]	107
21.17	6,706	15.62	[b]	.98	.93	[a]	1.04	[a]	114
18.77	8,352	13.93	[b]	.93	.93	[a]	.95	[a]	31
16.62	5,577	11.66	[b]	.95	.95	[a]	.77	[a]	24

$6.67	$25,786	2.60%[b]		1.14%	1.07%[a]		1.84%[a]		54%
6.58	24,156	(32.39)[b]		1.11	1.05	[a]	1.88	[a]	107
21.10	124,942	15.49	[b]	1.09	1.06	[a]	.90	[a]	114
18.70	284,948	13.73	[b]	1.08	1.08	[a]	.82	[a]	31
16.58	162,862	11.54	[b]	1.10	1.10	[a]	.70	[a]	24

$9.07	$41,250	25.53%[b]		1.14%	.98%[a]		2.02%[a]		46%
7.57	34,815	(40.47)[b]		.98	.95	[a]	2.47	[a]	34
13.43	78,346	4.97	[b]	1.02	.95	[a]	1.52	[a]	21
13.26	26,630	15.43	[b]	1.46	.95	[a]	1.45	[a]	18
11.90	15,744	16.92	[b]	1.88	.95	[a]	1.27	[a]	20

$9.04	$64	25.26%[b]		1.36%	1.23%[a]		2.01%[a]		46%
7.54	347	(40.66)[b]		1.25	1.20	[a]	2.27	[a]	34
13.38	434	4.68	[b]	1.27	1.19	[a]	1.29	[a]	21
13.24	184	15.17	[b]	1.69	1.18	[a]	1.22	[a]	18
11.90	81	16.88	[b]	2.11	1.18	[a]	.96	[a]	20

$9.07	$2,326	25.02%[b]		1.51%	1.35%[a]		1.68%[a]		46%
7.55	1,880	(40.69)[b]		1.35	1.32	[a]	2.10	[a]	34
13.37	5,908	4.60	[b]	1.41	1.33	[a]	1.17	[a]	21
13.22	5,832	15.00	[b]	1.83	1.32	[a]	1.06	[a]	18
11.88	1,612	16.65	[b]	2.31	1.38	[a]	.88	[a]	20

$14.88	$587,985	8.28%[b]		.88%	.87%[a]		.50%[a]		18%
13.84	751,873	(34.74)[b]		.85	.84	[a]	.40	[a]	16
22.52	1,554,756	8.52	[b]	.84	.83	[a]	.44	[a]	14
21.24	1,928,482	10.72	[b]	.83	.83	[a]	.19	[a]	27
19.50	1,592,120	18.22	[b]	.83	.83	[a]	.13	[a]	20

$14.82	$30,584	8.00%[b]		1.13%	1.12%[a]		.23%[a]		18%
13.77	32,878	(34.89)[b]		1.10	1.09	[a]	.16	[a]	16
22.40	59,224	8.21	[b]	1.09	1.08	[a]	.18	[a]	14
21.17	57,301	10.48	[b]	1.08	1.08	[a]	(.06)[a]		27
19.46	36,787	18.05	[b]	1.08	1.08	[a]	(.08)[a]		20

$14.67	$41,435	7.86%[b]		1.25%	1.24%[a]		.12%[a]		18%
13.64	48,176	(34.95)[b]		1.22	1.22	[a]	.03	[a]	16
22.18	105,377	8.08	[b]	1.22	1.21	[a]	.06	[a]	14
20.99	138,916	10.28	[b]	1.23	1.23	[a]	(.22)[a]		27
19.33	182,697	17.76	[b]	1.26	1.26	[a]	(.27)[a]		20

Financial Highlights

		Income From Investment Operations				Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR SMALL COMPANY VALUE FUND
Institutional Class
October 31, 2009	$4.61	$.04	[a]	$1.43	$1.47	$(.07)	$—	$(.07)
October 31, 2008[h]	8.88	.06	[a]	(4.03)	(3.97)	(.09)	(.21)	(.30)
October 31, 2007[g,h]	10.00	.06	[a]	(1.18)	(1.12)	—	—	—
Administrative Class
October 31, 2009	$4.61	$.04	[a]	$1.42	$1.46	$(.06)	$—	$(.06)
October 31, 2008[h]	8.87	.07	[a]	(4.05)	(3.98)	(.07)	(.21)	(.28)
October 31, 2007[g,h]	10.00	.05	[a]	(1.18)	(1.13)	—	—	—
Investor Class
October 31, 2009	$4.60	$.02	[a]	$1.44	$1.46	$(.05)	$—	$(.05)
October 31, 2008[h]	8.86	.05	[a]	(4.04)	(3.99)	(.06)	(.21)	(.27)
October 31, 2007[g,h]	10.00	.04	[a]	(1.18)	(1.14)	—	—	—

[1]	Includes both short-term and long-term capital gains.
[2]	Percentage does not reflect reduction for credit balance arrangements.
[a]	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
[b]	The total returns would have been lower had certain expenses not been waived during the periods shown.
[c]	Annualized.
[d]	Unannualized.
[e]	Effective September 20, 2005, Harbor Mid Cap Growth Fund appointed Wellington Management Company, LLP as its Subadviser.
[f]	Effective June 19, 2007, Harbor Large Cap Value Fund appointed Cohen & Steers Capital Management, Inc. as its Subadviser.
[g]	For the period May 1, 2007 (inception) through October 31, 2007.
[h]	Formerly, Harbor SMID Value Fund.
[i]

The amount shown for a share outstanding does not correspond with the aggregate net investment income/{loss) for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return	Ratio of Total Expenses to Average Net Assets (%)[2]		Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$6.01	$9,326	32.72%[b]	3.08%		.95%[a]		.62%[a]		47%
4.61	1,768	(46.07)[b]	3.95		.95	[a]	1.13	[a]	57
8.88	1,196	(11.20)[b,d]	3.61	[c]	.95	[a,c]	1.19	[a,c]	22	[d]

$6.01	$670	32.25%[b]	3.68%		1.20%[a]		.70%[a]		47%
4.61	478	(46.11)[b]	3.92		1.20	[a]	1.01	[a]	57
8.87	887	(11.30)[b,d]	3.84	[c]	1.20	[a,c]	.94	[a]	22	[d]

$6.01	$1,878	32.32%[b,d]	3.65%		1.32%[a]		.22%[a]		47%
4.60	525	(46.22)[b]	4.06		1.32	[a]	.89	[a]	57
8.86	915	(11.40)[b,d]	3.97	[c]	1.33	[a,c]	.80	[a,c]	22	[d]

Harbor Domestic Equity Funds Details

Share prices are available on our website at www.harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds call 800-422-1050 or visit our website at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Institutional Class	2012	HACAX	411511504
Administrative Class	2212	HRCAX	411511827
Investor Class	2412	HCAIX	411511819
Harbor Mid Cap Growth Fund
Institutional Class	2019	HAMGX	411511876
Administrative Class	2219	HRMGX	411511793
Investor Class	2419	HIMGX	411511785
Harbor Small Cap Growth Fund
Institutional Class	2010	HASGX	411511868
Administrative Class	2210	HRSGX	411511769
Investor Class	2410	HISGX	411511777
Harbor Large Cap Value Fund
Institutional Class	2013	HAVLX	411511603
Administrative Class	2213	HRLVX	411511751
Investor Class	2413	HILVX	411511744
Harbor Mid Cap Value Fund
Institutional Class	2023	HAMVX	411511835
Administrative Class	2223	HRMVX	411511728
Investor Class	2423	HIMVX	411511736
Harbor Small Cap Value Fund
Institutional Class	2022	HASCX	411511843
Administrative Class	2222	HSVRX	411511710
Investor Class	2422	HISVX	411511694
Harbor Small Company Value Fund
Institutional Class	2028	HASMX	411511421
Administrative Class	2228	HRSMX	411511439
Investor Class	2428	HISMX	411511413

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at www.harborfunds.com.

Notes

Notes

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60606-4180

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

05/2010/10,000

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	800-422-1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202- 942-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.EF.0510

Prospectus

March 1, 2010

(as revised May 14, 2010)

International & Global Funds

	Institutional Class	Administrative Class	Investor Class

International Equity

Harbor International Fund	HAINX	HRINX	HIINX

Harbor International Growth Fund	HAIGX	HRIGX	HIIGX

Global Equity

Harbor Global Value Fund	HAGVX	HRGVX	HIGVX

Harbor Global Growth Fund	HGGVX	HRGAX	HGGIX

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Officers, Trustees and Service Providers	Back Cover
Additional Information	Back Cover

Harbor International Fund Fund Summary

Investment Objective

The Fund seeks long-term total return, principally from growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class	Investor Class
Redemption Fee (applicable to shares held less than 60 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.16%	0.16%	0.28%
Total Annual Fund Operating Expenses	0.85%	1.10%	1.22%

The management fee contractual rate is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Year	Ten Years
Institutional	$87	$271	$471	$1,049
Administrative	$112	$350	$606	$1,340
Investor	$124	$387	$670	$1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 22%.

Principal Investment Strategy

Principal Style Characteristics: International large cap value oriented stocks

The Fund invests primarily (no less than 65% of its total assets) in common and preferred stocks of foreign companies, including those located in emerging market countries. Companies in the Fund’s portfolio generally have market capitalizations in excess of $1 billion at the time of purchase.

The Subadvisers use an analysis of economic and market data, as well as their knowledge of each country’s culture, to determine country and industry allocations. Before selecting a country for investment, the Subadvisers analyze the stability of a country’s currency and its political, social and economic culture. Subject to these allocations, the Subadvisers use a value oriented, bottom-up approach, researching and evaluating individual companies, to select stocks for the Fund’s portfolio.

•	In selecting stocks for the Fund’s portfolio, the Subadvisers also look for companies with the following characteristics:

•	Businesses that the Subadviser believes offer value

•	Low price/earnings multiples relative to other stocks in each country/industry

•	Above average, long-term earnings expectation not reflected in the price

•

Under normal market conditions, the Fund will invest in a minimum of ten countries throughout the world, focusing on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadvisers’ judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund’s share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of

1

Fund Summary

HARBOR INTERNATIONAL FUND

U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	26.67%	2nd/2009
Worst Quarter	-21.75%	4th/2008

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 12-29-1987)
Before Taxes	38.57%	9.19%	7.26%	12.75%
After Taxes on Distributions	38.49%	8.74%	6.57%	N/A
After Taxes on Distributions and Sale of Fund Shares	25.60%	8.14%	6.22%	N/A
Administrative Class (inception date 11-01-2002)
Before Taxes	38.24%	8.92%	N/A	14.48%
Investor Class (inception date 11-01-2002)
Before Taxes	38.04%	8.76%	N/A	14.31%
Comparative Index (life of fund return from 12-29-1987) (reflects no deduction for fees, expenses or taxes)
MSCI EAFE (ND)	31.78%	3.54%	1.17%	5.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadvisers

Northern Cross Investments Ltd

2 Church Street

Hamilton, Bermuda HMDX

Northern Cross Investments Ltd has subadvised the Fund since its inception in 1987.

Northern Cross, LLC

125 Summer Street

Suite 1400

Boston, MA 02110

Northern Cross, LLC has subadvised the Fund since February 12, 2009.

2

Fund Summary

HARBOR INTERNATIONAL FUND

Portfolio Managers

Hakan Castegren Northern Cross Investments Ltd

Mr. Castegren is the President of Northern Cross Investments Ltd and has managed the Fund since its inception in 1987.

Howard Appleby Northern Cross, LLC

Mr. Appleby is a Principal of Northern Cross, LLC and has co-managed the Fund since 2009.

Jean-Francois Ducrest Northern Cross, LLC

Mr. Ducrest is a Principal of Northern Cross, LLC and has co-managed the Fund since 2009

James LaTorre Northern Cross, LLC

Mr. LaTorre is a Principal of Northern Cross, LLC and has co-managed the Fund since 2009.

Edward E. Wendell, Jr. Northern Cross, LLC

Mr. Wendell is a Principal of Northern Cross, LLC and has co-managed the Fund since 2009

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

3

Harbor International Growth Fund Fund Summary

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class	Investor Class
Redemption Fee (applicable to shares held less than 60 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.17%	0.17%	0.29%
Total Annual Fund Operating Expenses	0.92%	1.17%	1.29%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$94	$293	$509	$1,131
Administrative	$119	$372	$644	$1,420
Investor	$131	$409	$708	$1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 125%.

Principal Investment Strategy

Principal Style Characteristics: Foreign companies selected for long-term growth potential

The Fund invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund normally invests in the securities or issuers that are economically tied to at least four different foreign countries. The Fund may invest up to 35% of its total assets, determined at the time of purchase, in securities of companies primarily operating in or economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the United States.

In selecting investments for the Fund, the Subadviser uses an approach that combines top-down economic analysis with bottom-up stock selection.

The top-down approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Subadviser may also examine other factors, which may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the top-down analysis, the Subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

The Subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes, which may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.

The Subadviser may reduce or sell a Fund’s investments in portfolio securities if, in the opinion of the Subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere or for other reasons.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

4

Fund Summary

HARBOR INTERNATIONAL GROWTH FUND

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund’s share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	25.91%	2nd/2009
Worst Quarter	-26.40%	4th/2008

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 11-01-1993)
Before Taxes	37.82%	4.64%	-4.82%	2.92%
After Taxes on Distributions	37.81%	4.62%	-5.15%	N/A
After Taxes on Distributions and Sale of Fund Shares	24.57%	4.10%	-4.01%	N/A
Administrative Class (inception date 11-01-2002)
Before Taxes	37.61%	4.35%	N/A	7.88%
Investor Class (inception date 11-01-2002)
Before Taxes	37.33%	4.24%	N/A	7.75%
Comparative Index (life of fund return from 11-01-1993) (reflects no deduction for fees, expenses or taxes)
MSCI EAFE Growth	29.36%	3.65%	-1.31%	3.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Marsico Capital Management, LLC

1200 17th Street

Suite 1600

Denver, CO 80202

Marsico Capital Management, LLC has subadvised the Fund since March 1, 2004.

5

Fund Summary

HARBOR INTERNATIONAL GROWTH FUND

Portfolio Manager

James Gendelman Marsico Capital Management, LLC

Mr. Gendelman is a Portfolio Manager and Senior Analyst at Marsico Capital Management and has managed the Fund since 2004.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

6

Harbor Global Value Fund Fund Summary

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class	Investor Class
Redemption Fee (applicable to shares held less than 60 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.36%	0.34%	0.48%
Total Annual Fund Operating Expenses	1.21%	1.44%	1.58%
Expense Reimbursement[1]	0.19%	0.17%	0.19%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.02%	1.27%	1.39%
[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses through 02-28-2011.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$104	$365	$647	$1,449
Administrative	$129	$439	$771	$1,710
Investor	$142	$480	$842	$1,862

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 72%.

Principal Investment Strategy

Principal Style Characteristics: Companies throughout the world exhibiting strong value characteristics on a relative basis

The Fund invests primarily in equity securities, principally common stocks of companies located throughout the world, including the United States and developed and emerging market countries. Companies in the Fund’s portfolio normally have market capitalizations in excess of $2 billion at the time of purchase.

The Subadviser employs a deep value based investment approach by seeking to identify companies that the Subadviser believes are undervalued relative to their long-term earnings power. In selecting securities for the Fund’s portfolio, the Subadviser first uses a quantitative screening process to rank U.S. and foreign companies from the least to most expensive on the basis of their global price-to-normalized earnings ratios. The Subadviser then researches those companies identified as least expensive utilizing fundamental and qualitative analysis to determine whether the problems that caused the company’s earnings shortfall are temporary or permanent. The Subadviser selects individual securities for investment only when it believes:

•	the company’s problems are temporary

•	management has a viable strategy to generate earnings recovery

•	there is meaningful downside protection in case the earnings recovery does not materialize.

The Fund normally sells a security when the Subadviser determines the company stock has reached its target price, the Subadviser determines there are more attractive investment opportunities before the stock reaches its target price, there is a material adverse change in the company’s business or the Subadviser’s expectations of the company’s earnings growth appear unlikely to be met.

Under normal market conditions, the Fund invests in approximately 40 to 60 companies that are economically tied to a minimum of five countries, one of which may be the U.S. The Fund does not have pre-set targets for investment in any particular country or region. Depending on the Subadviser’s assessment of the relative value of the companies identified for potential investment, the Fund may at one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although it is expected that there will normally be meaningful foreign company exposure in the portfolio. Emerging market exposure is limited to 10% of the Fund’s total assets, determined at the time of purchase.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you

7

Fund Summary

HARBOR GLOBAL VALUE FUND

could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund’s share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Smaller cap risk: The Fund’s performance may be more volatile because it may invest in smaller cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies.

Concentration risk: Because the Fund typically invests in approximately 40 to 60 companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	32.17%	2nd/2009
Worst Quarter	-27.07%	4th/2008

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 08-07-2006)
Before Taxes	38.76%	N/A	N/A	-9.90%
After Taxes on Distributions	38.67%	N/A	N/A	-10.27%
After Taxes on Distributions and Sale of Fund Shares	25.53%	N/A	N/A	-8.21%
Administrative Class (inception date 08-07-2006)
Before Taxes	38.25%	N/A	N/A	-10.13%
Investor Class (inception date 08-07-2006)
Before Taxes	38.24%	N/A	N/A	-10.27%
Comparative Index (reflects no deduction for fees, expenses or taxes)
MSCI World	29.99%	N/A	N/A	-1.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

8

Fund Summary

HARBOR GLOBAL VALUE FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Pzena Investment Management, LLC

120 West 45th Street

20th Floor

New York, NY 10036

Pzena Investment Management, LLC has subadvised the Fund since its inception in 2006.

Portfolio Managers

Caroline Cai Pzena Investment Management, LLC

Ms. Cai is a Principal and Portfolio Manager at Pzena Investment Management and has co-managed the Fund since 2009.

John Goetz Pzena Investment Management, LLC

Mr. Goetz is a Managing Principal, Portfolio Manager and Co-Chief Investment Officer of Pzena Investment Management and has co-managed the Fund since its inception in 2006.

Michael Peterson Pzena Investment Management, LLC

Mr. Peterson is a Managing Principal and Portfolio Manager at Pzena Investment Management and has co-managed the Fund since its inception in 2006.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

9

Harbor Global Growth Fund Fund Summary

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class	Investor Class
Redemption Fee (applicable to shares held less than 60 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	4.63%	4.79%	4.83%
Total Annual Fund Operating Expenses	5.48%	5.89%	5.93%
Expense Reimbursement[1]	4.46%	4.62%	4.54%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.02%	1.27%	1.39%
[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses through 02-28-2011.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$104	$1,238	$2,361	$5,123
Administrative	$129	$1,340	$2,530	$5,413
Investor	$142	$1,359	$2,554	$5,445

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period March 1, 2009 (inception) through October 31, 2009 was 81%.

Principal Investment Strategy

Principal Style Characteristics: Companies throughout the world selected for long-term growth potential

The Fund invests primarily in common stocks of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size that are economically tied to any countries or markets throughout the world, including companies economically tied to emerging markets. Under normal market conditions, the Fund invests significantly (generally, at least 40% of its net assets) in the securities of issuers economically tied to foreign countries (unless market conditions are not deemed favorable by the Subadviser, in which case the Fund generally will invest at least 30% of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

In selecting investments for the Fund, the Subadviser uses an approach that combines top-down macro-economic analysis with bottom-up stock selection. The top-down approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the top-down analysis, the Subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

The Subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.

The Subadviser may reduce or sell the Fund’s investments in a portfolio company if it believes a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a

10

Fund Summary

HARBOR GLOBAL GROWTH FUND

bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund’s share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as those in Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Marsico Capital Management, LLC

1200 17th Street

Suite 1600

Denver, CO 80202

Marsico Capital Management, LLC has subadvised the Fund since its inception in 2009.

Portfolio Managers

Corydon Gilchrist, CFA Marsico Capital Management, LLC

Mr. Gilchrist is a Portfolio Manager and Senior Analyst at Marsico Capital Management and has co-managed the Fund since its inception in 2009.

Thomas Marsico Marsico Capital Management, LLC

Mr. Marsico is the Chief Investment Officer of Marsico Capital Management and has co-managed the Fund since its inception in 2009

James Gendelman Marsico Capital Management, LLC

Mr. Gendelman is a Portfolio Manager and Senior Analyst at Marsico Capital Management and has co-managed the Fund since its inception in 2009

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

11

Fund Summary

HARBOR GLOBAL GROWTH FUND

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

12

The Funds’ Investments

Investment Objectives

Harbor Funds’ Board of Trustees may change a Fund’s investment objective without shareholder approval.

Additional Information about the Funds’ Principal Investments

EQUITY SECURITIES

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

Information about the Funds’ Other Investments

DERIVATIVE INSTRUMENTS

Each Fund may, but is not required to, use derivatives for any of the following purposes:

■

To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, each Fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

The Funds may invest without limit in equity securities of U.S. issuers and investment grade notes and bonds.

If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

13

The Adviser and Subadvisers

The Adviser

The Adviser provides management services to Harbor Funds.

The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2009, Robeco Groep N.V., through its investment management subsidiaries, had approximately $193.3 billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $48.7 billion as of December 31, 2009.

Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser, establishes and may modifiy whenever deemed appropriate the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates, and allocates each Funds’ assets to, one or more Subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the SEC permitting the Adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the Funds, the Adviser administers each Fund’s business affairs. For the year ended October 31, 2009, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser has agreed to contractually limit the total expenses of each Harbor Global Value Fund and Harbor Global Growth Fund until at least February 28, 2011. The Adviser also has agreed to voluntarily reduce the total expenses of the different share classes for certain Funds for the fiscal year ending October 31, 2010. This voluntary agreement is temporary and may be terminated or changed at any time. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. No Fund is responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the Fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
International Equity Funds
Harbor International Fund	0.69%
Up to $12 billion		0.75%
In excess of $12 billion		0.65%
Harbor International Growth Fund	0.75%	0.75%
Global Equity Funds
Harbor Global Value Fund	0.85%	0.85%
Harbor Global Growth Fund	0.85%	0.85%

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ semi-annual (for the 6 month period ended April 30) or annual (for the year ended October 31) reports to shareholders.

Each Subadviser that also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures reasonably designed to ensure fair allocation of investment opportunities between the respective Fund and the pension plan. The objectives and investment styles of the respective Harbor Funds match those segments of the pension plan subadvised by the Subadvisers.

The Adviser monitors the portfolio managers on an on-going basis to collect and update data about their organizations and performance.

14

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers

Each Fund’s investments are selected by a Subadviser (or, in the case of Harbor International Fund, Subadvisers) which is (are) not affiliated with the Adviser. Information about each Fund’s individual portfolio manager(s) is provided in each Fund’s Fund Summary. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds.

Harbor International Fund

Northern Cross Investments Ltd and Northern Cross, LLC serve as co-subadvisers the Harbor International Fund. Hakan Castegren is a portfolio manager with Northern Cross Investments Ltd and each, Howard Appleby, Jean-Francois Ducrest, James LaTorre and Edward E. Wendell, Jr. are portfolio managers with Northern Cross, LLC. The five portfolio managers make investment decisions for the Fund using a team approach. Each of the portfolio managers have equal responsibility in contributing investment ideas and research to the team regarding the Fund’s portfolio.

Harbor Global Value Fund

Caroline Cai, John P. Goetz and Michael Peterson make investment decisions for the Fund using a team approach. Each of the portfolio managers have joint decision-making responsibility and “veto authority” over any investment decision. All decisions require unanimous consent of the team; individual portfolio managers do not have any latitude to make independent portfolio decisions.

15

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all classes are available for all Harbor Funds.

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ Transfer agent fee of up to 0.08% of the average daily net assets ■ $50,000 minimum investment in each Fund

■    Limited only to eligible retirement plans and financial intermediaries

■    12b-1 fee of up to 0.25% of average daily net assets

■    Transfer agent fee of up to 0.08% of the average daily net assets

■    $50,000* minimum investment in each Fund

■    Available to individual and institutional investors

■    12b-1 fee of up to 0.25% of average daily net assets

■    Transfer agent fee of up to 0.20% of the average daily net assets

■    $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., annually) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

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Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Institutional Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and have maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).

(e)	Current trustees and officers of Harbor Funds.

(f)	Current partners and employees of legal counsel to Harbor Funds.

(g)	Current directors, officers or employees of the Adviser and its affiliates.

(h)	Current directors, officers, or employees of any subadviser to any Harbor Funds.

(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).

(j)	Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.

(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor Fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.

(m)	Certain wrap and other types of fee based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.

(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor Funds through that single broker, dealer or other financial intermediary.

(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

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Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

Harbor Small Cap Growth Fund is closed to new investors. See the Statement of Additional Information for details regarding this policy.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Certain Funds also are available for sale to certain government approved pension plans in Chile and Peru.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website at www.harborfunds.com.

18

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

19

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

20

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker- dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

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Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the Shareholder Servicing Agent is obligated, under any circumstances, to pay interest on redemption proceeds.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any Fund investment.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding and/or redemption fee, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

REDEMPTION FEE

Each Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund and Harbor Global Growth Fund charge a 2% redemption fee on shares that are redeemed before they have been held for 60 days.

This fee also applies when shares are redeemed by exchange to another Harbor fund. The redemption fee is paid directly to the Fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund. The fee ensures that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan sponsored retirement plans that do not have or report to the Funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) shares acquired through reinvestment of distributions (dividends and capital gains); (vi) redemptions initiated through an automatic withdrawal plan; (vii) redemptions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; and (ix) transactions initiated by a plan sponsor.

Some intermediaries have agreed to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the applicable Harbor Funds’ policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee. Harbor Funds may allow the intermediary to apply its own redemption fee policy to its customer accounts in place of Harbor Funds’ redemption fee policy if Harbor determines the intermediary’s policy is reasonably designed and sufficiently similar to Harbor Funds’ policy.

For purposes of applying the redemption fee, Harbor Funds will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, the Funds will carry over the redemption fee status of your shares. From time to time, the Funds may waive or modify redemption fees for certain categories of investors. Each Fund may modify its redemption policies at any time without giving advance notice to shareholders.

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Your Harbor Funds Account

HOW TO SELL SHARES

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or

registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050	If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.
Please make note of your confirmation number when transacting via the telephone.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com

If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the Internet.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

23

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

24

Shareholder and Account Policies

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

25

Shareholder and Account Policies

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s Prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Each of the Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or pricing services. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing services. The prices provided by independent pricing services reflect the pricing service’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices for the securities and dealer quotations, transaction prices for what the pricing service believes are similar securities and various relationships between factors such as interest rate changes and security prices which are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the pricing service often does not have as a market input current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the price supplied by the pricing service may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

When reliable market quotations or prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair

26

Shareholder and Account Policies

value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by a pricing service for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or prices supplied by a pricing service. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Share prices are normally available after 7:00 p.m. Eastern time by calling 800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account; however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor

27

Shareholder and Account Policies

Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

28

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income and capital gains at least annually in December. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Harbor International Growth Fund, Harbor Global Value Fund and Harbor Global Growth Fund expect distributions, if any, to be primarily from capital gains. Harbor International Fund expects distributions, if any, to be from capital gains and/or net investment income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate (which is currently scheduled to increase after 2010), as discussed in detail in the Funds’ Statement of Additional Information. As described in the Funds’ Statement of Additional Information, this maximum 15% rate will not apply to dividends from certain non-U.S. corporations. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (notwithstanding market change). You would still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Early each year, the Funds will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% (currently scheduled to increase to 31% after 2010) on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund, as discussed in detail in the Funds’ Statement of Additional Information.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

29

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our website at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred upon your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our website at www.harborfunds.com.

TELEPHONE SERVICES

800-422-1050

Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums and terms as other transactions.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting in accordance with these instructions.

30

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Automatic Options form or you may download the form from our website at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

AUTOMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account and you may realize a gain or a loss. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

31

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

		Income From Investment Operations				Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions	Proceeds from Redemption Fees
HARBOR INTERNATIONAL FUND
Institutional Class
October 31, 2009	$40.94	$.79	[a]	$10.76	$11.55	$(.78)	$—	$(0.78)	$.01
October 31, 2008	79.46	1.65	[a]	(36.09)	(34.44)	(1.06)	(3.02)	(4.08)	—	[f]
October 31, 2007	60.14	1.22	[a]	21.44	22.66	(1.46)	(1.88)	(3.34)	—	[f]
October 31, 2006	47.50	.86	[a]	14.03	14.89	(1.03)	(1.22)	(2.25)	—	[f]
October 31, 2005	39.37	.63	[a]	8.21	8.84	(.56)	(.15)	(.71)	—	[f]
Administrative Class
October 31, 2009	$40.66	$.47	[a]	$10.89	$11.36	$(.67)	$—	$(.67)	$.01
October 31, 2008	78.99	1.52	[a]	(35.90)	(34.38)	(.93)	(3.02)	(3.95)	—	[f]
October 31, 2007	59.85	1.24	[a]	21.13	22.37	(1.35)	(1.88)	(3.23)	—	[f]
October 31, 2006	47.31	.79	[a]	13.92	14.71	(.95)	(1.22)	(2.17)	—	[f]
October 31, 2005	39.25	.58	[a]	8.13	8.71	(.50)	(.15)	(.65)	—	[f]
Investor Class
October 31, 2009	$40.46	$.59	[a]	$10.69	$11.28	$(.59)	$—	$(.59)	$.01
October 31, 2008	78.63	1.47	[a]	(35.77)	(34.30)	(.85)	(3.02)	(3.87)	—	[f]
October 31, 2007	59.60	1.23	[a]	20.97	22.20	(1.29)	(1.88)	(3.17)	—	[f]
October 31, 2006	47.13	.83	[a]	13.74	14.57	(.88)	(1.22)	(2.10)	—	[f]
October 31, 2005	39.12	.51	[a]	8.08	8.59	(.43)	(.15)	(.58)	—	[f]
HARBOR INTERNATIONAL GROWTH FUND
Institutional Class
October 31, 2009	$8.21	$.09	[a]	$2.33	$2.42	$(.09)	$—	$(.09)	$—	[f]
October 31, 2008	17.50	.14	[a]	(9.24)	(9.10)	(.19)	—	(.19)	—	[f]
October 31, 2007	12.62	.18	[a]	4.74	4.92	(.04)	—	(.04)	—	[f]
October 31, 2006	9.76	.03	[a]	2.86	2.89	(.03)	—	(.03)	—	[f]
October 31, 2005	8.42	.08	[a]	1.33	1.41	(.07)	—	(.07)	—	[f]
Administrative Class
October 31, 2009	$8.18	$.08	[a]	$2.32	$2.40	$(.08)	$—	$(.08)	$—	[f]
October 31, 2008	17.46	.10	[a]	(9.21)	(9.11)	(.17)	—	(.17)	—	[f]
October 31, 2007	12.60	.14	[a]	4.73	4.87	(.01)	—	(.01)	—	[f]
October 31, 2006	9.75	.08	[a]	2.78	2.86	(.01)	—	(.01)	—	[f]
October 31, 2005	8.42	.07	[a]	1.31	1.38	(.05)	—	(.05)	—	[f]
Investor Class
October 31, 2009	$8.17	$.05	[a]	$2.34	$2.39	$(.05)	$—	$(.05)	$—	[f]
October 31, 2008	17.43	.13	[a]	(9.24)	(9.11)	(.15)	—	(.15)	—	[f]
October 31, 2007	12.58	.11	[a]	4.74	4.85	—	—	—	—	[f]
October 31, 2006	9.74	.04	[a]	2.81	2.85	(.01)	—	(.01)	—	[f]
October 31, 2005	8.41	.05	[a]	1.32	1.37	(.04)	—	(.04)	—	[f]

See page 34 for notes to the Financial Highlights.

32

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ most recent annual report to shareholders, which is available upon request.

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2]	Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)

$51.72	$20,163,806	28.85%[b]		.85%	.83%[a]		1.88%[a]		22%
40.94	15,901,353	(45.43)[b]		.79	.79	[a]	2.39	[a]	17
79.46	25,126,599	39.37	[b]	.82	.81	[a]	1.63	[a]	13
60.14	15,767,303	32.46	[b]	.85	.85	[a]	1.60	[a]	12
47.50	10,265,053	22.63	[b]	.87	.87	[a]	1.42	[a]	13

$51.36	$1,408,061	28.51%[b]		1.10%	1.09%[a]		1.42%[a]		22%
40.66	539,533	(45.56)[b]		1.05	1.04	[a]	2.31	[a]	17
78.99	392,772	39.00	[b]	1.07	1.06	[a]	1.40	[a]	13
59.85	169,594	32.16	[b]	1.10	1.10	[a]	1.35	[a]	12
47.31	82,247	22.35	[b]	1.12	1.12	[a]	1.27	[a]	13

$51.16	$2,916,107	28.36%[b]		1.22%	1.20%[a]		1.53%[a]		22%
40.46	1,987,170	(45.63)[b]		1.17	1.16	[a]	2.10	[a]	17
78.63	2,455,093	38.84	[b]	1.20	1.19	[a]	1.25	[a]	13
59.60	879,695	31.94	[b]	1.24	1.24	[a]	1.23	[a]	12
47.13	384,703	22.10	[b]	1.30	1.30	[a]	1.02	[a]	13

$10.54	$1,217,725	29.90%[b]		.92%	.91%[a]		1.15%[a]		125%
8.21	814,515	(52.51)[b]		.90	.89	[a]	1.39	[a]	118
17.50	958,090	39.05	[b]	.89	.88	[a]	1.38	[a]	113
12.62	520,470	29.71	[b]	.98	.98	[a]	.79	[a]	100
9.76	153,439	16.82	[b]	1.00	1.00	[a]	.87	[a]	183

$10.50	$1,702	29.59%[b]		1.17%	1.16%[a]		.91%[a]		125%
8.18	1,122	(52.65)[b]		1.14	1.14	[a]	1.02	[a]	118
17.46	257	38.69	[b]	1.14	1.12	[a]	1.19	[a]	113
12.60	128	29.40	[b]	1.23	1.23	[a]	.67	[a]	100
9.75	43	16.46	[b]	1.24	1.24	[a]	.57	[a]	183

$10.51	$58,499	29.38%[b]		1.29%	1.27%[a]		.75%[a]		125%
8.17	34,373	(52.67)[b]		1.27	1.26	[a]	1.10	[a]	118
17.43	47,690	38.55	[b]	1.26	1.25	[a]	1.03	[a]	113
12.58	23,726	29.29	[b]	1.37	1.37	[a]	.56	[a]	100
9.74	6,772	16.31	[b]	1.41	1.39	[a]	.35	[a]	183

33

Financial Highlights

		Income From Investment Operations				Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions	Proceeds from Redemption Fees
HARBOR GLOBAL VALUE FUND
Institutional Class
October 31, 2009	$5.15	$.12	[a]	$1.18	$1.30	$(.40)	$—	$(.40)	$—	[f]
October 31, 2008	11.08	.22	[a]	(5.99)	(5.77)	(.14)	(.02)	(.16)	—	[f]
October 31, 2007	10.83	.18	[a]	.13	.31	(.04)	(.02)	(.06)	—	[f]
October 31, 2006[e]	10.00	.03	[a]	.80	.83	—	—	—	—	[f]
Administrative Class
October 31, 2009	$5.14	$.05	[a]	$1.25	$1.30	$(.38)	$—	$(.38)	$—	[f]
October 31, 2008	11.05	.24	[a]	(6.03)	(5.79)	(.10)	(.02)	(.12)	—	[f]
October 31, 2007	10.83	.18	[a]	.09	.27	(.03)	(.02)	(.05)	—	[f]
October 31, 2006[e]	10.00	.06	[a]	.77	.83	—	—	—	—	[f]
Investor Class
October 31, 2009	$5.13	$.03	[a]	$1.25	$1.28	$(.37)	$—	$(.37)	$—	[f]
October 31, 2008	11.04	.23	[a]	(6.02)	(5.79)	(.10)	(.02)	(.12)	—	[f]
October 31, 2007	10.82	.18	[a]	.09	.27	(.03)	(.02)	(.05)	—	[f]
October 31, 2006[e]	10.00	.04	[a]	.78	.82	—	—	—	—	[f]
HARBOR GLOBAL GROWTH FUND
Institutional Class
October 31, 2009[g]	$10.00	$.03	[a]	$5.58	$5.61	$—	$—	$—	$—
Administrative Class
October 31, 2009[g]	$10.00	$.03	[a]	$5.56	$5.59	$—	$—	$—	$—
Investor Class
October 31, 2009[g]	$10.00	$—	[a]	$5.57	$5.57	$—	$—	$—	$—

[1]	Includes both short-term and long-term capital gains.
[2]	Percentage does not reflect reduction for credit balance arrangements.
[a]	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
[b]	The total returns would have been lower had certain expenses not been waived during the periods shown.
[c]	Annualized.
[d]	Unannualized.
[e]	For the period August 7, 2006 (inception) through October 31, 2006.
[f]	Less than $0.01.
[g]	For the period March 1, 2009 (inception) through October 31, 2009.

34

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return	Ratio of Total Expenses to Average Net Assets (%)[2]	Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)

$6.05	$53,982	28.24%[b]	1.21%	1.00%[a]		.94%[a]		72%
5.15	46,616	(52.76)[b]	1.08	1.00	[a]	2.45	[a]	33
11.08	109,071	2.89 [b]	1.05	1.00	[a]	1.71	[a]	38
10.83	13,011	8.30 [b,d]	3.41 [c]	1.00	[a,c]	1.53	[a,c]	5 [d]

$6.06	$452	28.04%[b]	1.44%	1.25%[a]		.62%[a]		72%
5.14	537	(52.90)[b]	1.33	1.25	[a]	2.28	[a]	33
11.05	1,553	2.56 [b]	1.36	1.25	[a]	1.34	[a]	38
10.83	1,118	8.30 [b,d]	3.66 [c]	1.25	[a,c]	1.81	[a,c]	5 [d]

$6.04	$947	27.57%[b]	1.58%	1.37%[a]		.52%[a]		72%
5.13	708	(52.97)[b]	1.45	1.37	[a]	2.11	[a]	33
11.04	2,108	2.52 [b]	1.48	1.38	[a]	1.24	[a]	38
10.82	1,764	8.20 [b,d]	3.79 [c]	1.38	[a,c]	1.48	[a,c]	5 [d]

$15.61	$6,142	56.10%[b,d]	5.48%[c]	1.00%[a,c]		.48%[a,c]		81%[d]

$15.59	$240	55.90%[b,d]	5.89%[c]	1.25%[a,c]		.29%[a,c]		81%[d]

$15.57	$464	55.70%[b,d]	5.93%[c]	1.37%[a,c]		.04%[a,c]		81%[d]

35

Harbor International & Global Funds Details

Share prices are available on our website at www.harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
INTERNATIONAL & GLOBAL FUNDS
Harbor International Fund
Institutional Class	2011	HAINX	411511306
Administrative Class	2211	HRINX	411511652
Investor Class	2411	HIINX	411511645
Harbor International Growth Fund
Institutional Class	2017	HAIGX	411511801
Administrative Class	2217	HRIGX	411511637
Investor Class	2417	HIIGX	411511629
Harbor Global Value Fund
Institutional Class	2027	HAGVX	411511447
Administrative Class	2227	HRGVX	411511454
Investor Class	2427	HIGVX	411511462
Harbor Global Growth Fund
Institutional Class	2030	HGGAX	411512874
Administrative Class	2230	HRGAX	411512866
Investor Class	2430	HGGIX	411512858

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at www.harborfunds.com.

36

Notes

Notes

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60606-4180

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

05/2010/10,000

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	800-422-1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202- 942-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.IG.0510

Prospectus

March 1, 2010

(as revised May 14, 2010)

Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class

Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX

Harbor Bond Fund	HABDX	HRBDX	N/A

Harbor Real Return Fund	HARRX	HRRRX	N/A

Harbor Short Duration Fund	HASDX	HRSDX	N/A

Harbor Money Market Fund	HARXX	HRMXX	N/A

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Officers, Trustees and Service Providers	Back Cover
Additional Information	Back Cover

Harbor High-Yield Bond Fund Fund Summary

Investment Objective

The Fund seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class	Investor Class
Redemption Fee (applicable to shares held less than 9 months)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	0.17%	0.17%	0.28%
Total Annual Fund Operating Expenses	0.77%	1.02%	1.13%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$79	$246	$428	$954
Administrative	$104	$325	$563	$1,248
Investor	$115	$359	$622	$1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 58%.

Principal Investment Strategy

Principal Style Characteristics: High-yield bonds

The Fund invests primarily in below investment grade bonds of corporate issuers. These bonds may pay interest on a semi-annual basis (i.e., cash pay bonds) or have a deferred interest feature (i.e., zero coupon bonds). The Fund also may invest in private placements. Only U.S. dollar denominated securities are considered for investment in the Fund.

The Subadviser selects securities using its internally developed proprietary tools. The Subadviser seeks to select securities issued by companies that generally exhibit, or are believed to have the prospect for, positive credit momentum with the potential for credit rating upgrade. The Subadviser seeks to maximize portfolio return and minimize default risk by adhering to the following elements of its philosophy:

•	Bottom-up, fundamental analysis

•	Broad diversification

•	Direct communication with management

•	Monitoring high-yield issuers on a systematic basis

•	Credit committee disciplined approach

•	Comprehensive reporting and risk control systems

The Subadviser conducts an in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the Fund and to monitor the selected securities on a systematic basis. All securities in the portfolio are reviewed at least four times a year. As part of the selection and monitoring process, the Subadviser actively seeks to avoid holding securities of issuers that it deems to have a high risk of default.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high-yield” or “junk bonds”. The Fund’s 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders.

The Fund may invest up to 20% of its net assets in bank loans and up to 10% of its total assets in equity securities, including common stock. Additionally, the Fund may invest a portion of its assets in credit default swaps and bank loans to corporate issuers.

Duration/Maturity. Although duration may be one of the characteristics considered in security selection, the Fund does not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range. The weighted average maturity of the Fund’s portfolio was 6.30 years as of December 31, 2009.

Credit Quality. The Fund invests primarily in below investment grade securities, but may invest up to 20% of its net assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. As such, the Fund’s average weighted portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.

1

Fund Summary

HARBOR HIGH-YIELD BOND FUND

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund’s portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund’s value.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Credit risk should be high for the Fund because it invests primarily in below investment grade bonds.

Market risk: Adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

High-yield risk: There is a greater risk that the Fund will lose money because it invests primarily in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

Liquidity risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	9.60%	3rd/2009
Worst Quarter	-10.09%	4th/2008

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 12-01-2002)
Before Taxes	30.89%	5.42%	N/A	7.88%
After Taxes on Distributions	27.99%	2.97%	N/A	5.37%
After Taxes on Distributions and Sale of Fund Shares	19.94%	3.16%	N/A	5.30%
Administrative Class (inception date 12-01-2002)
Before Taxes	30.49%	5.17%	N/A	7.64%
Investor Class (inception date 12-01-2002)
Before Taxes	30.34%	5.01%	N/A	7.47%
Comparative Index (reflects no deduction for fees, expenses or taxes)
BofA Merrill Lynch US High-Yield	57.51%	6.35%	N/A	9.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

2

Fund Summary

HARBOR HIGH-YIELD BOND FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Shenkman Capital Management, Inc.

461 Fifth Avenue

22nd Floor

New York, NY 10017

Shenkman Capital Management, Inc. has subadvised the Fund since its inception in 2002.

Portfolio Managers

Mark Shenkman Shenkman Capital Management, Inc.

Mr. Shenkman is the President, Chief Investment Officer and a Director of Shenkman Capital Management and has co-managed the Fund since its inception in 2002.

Mark Flanagan, CFA, CPA Shenkman Capital Management, Inc.

Mr. Flanagan is an Executive Vice President and Portfolio Manager at Shenkman Capital Management and has co-managed the Fund since its inception in 2002.

Frank Whitley Shenkman Capital Management, Inc.

Mr. Whitley is an Executive Vice President and Senior Portfolio Manager at Shenkman Capital Management and has co-managed the Fund since its inception in 2002.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund declares and pays any capital gains annually in December and declares and pays any dividends from net investment income quarterly. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

3

Harbor Bond Fund Fund Summary

Investment Objective

The Fund seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.60%	0.85%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$61	$192	$335	$750
Administrative	$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 574%.

Principal Investment Strategy

Principal Style Characteristics: Intermediate bonds with overall portfolio rated high quality

The Fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets. Total return includes dividends, interest income, realized and unrealized capital gains and changes in net asset value.

The Subadviser relies on its own proprietary research and analysis to manage the Fund’s portfolio. The Subadviser uses a top-down strategy to focus on broad factors and monetary conditions. These include:

•	Long-term social, political and demographic trends

•	Cyclical business and economic conditions

•	Current market conditions

The Subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the Subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of bonds, which include all types of fixed income securities. These include mortgage-related securities and asset-backed securities. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders.

The Fund may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund also may invest up to 15% of its total assets in securities of issuers based in countries with developing (emerging markets) economies.

The Fund uses derivative securities such as mortgage-backed securities and derivative contracts such as swap agreements, options and futures to take investment positions that more precisely reflect the Subadviser’s expectations of how portfolio securities will perform. The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund will not invest in securities rated lower than B by S&P or equivalently rated by Moody’s or Fitch. The Fund’s average weighted portfolio quality is expected to be at least A. The Fund invests primarily in investment grade securities, but may invest up to 15% of its total assets in below investment grade domestic and foreign securities, commonly referred to as high-yield or junk bonds.

Duration. The Fund’s average duration is normally equal to that of its benchmark, plus or minus two years. The duration of the Barclays Capital Aggregate (U.S.) Bond Index as of December 31, 2009 was 4.57 years. Average duration is a weighted average of all bond durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

4

Fund Summary

HARBOR BOND FUND

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund’s portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund’s value.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

High-yield risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	5.97%	2nd/2009
Worst Quarter	-3.56%	3rd/2008

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 12-29-1987)
Before Taxes	13.84%	6.39%	7.35%	8.18%
After Taxes on Distributions	11.65%	4.40%	5.29%	N/A
After Taxes on Distributions and Sale of Fund Shares	9.77%	4.31%	5.14%	N/A
Administrative Class (inception date 11-01-2002)
Before Taxes	13.54%	6.13%	N/A	6.08%
Comparative Index (life of fund return from 12-29-1987) (reflects no deduction for fees, expenses or taxes)
Barclays Capital Aggregate (U.S.) Bond	5.93%	4.97%	6.33%	7.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

5

Fund Summary

HARBOR BOND FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Pacific Investment Management Company LLC (PIMCO)

840 Newport Center Drive

P.O. Box 6430

Newport Beach,

CA 92658-6430

PIMCO has subadvised the Fund since its inception in 1987.

Portfolio Manager

William Gross PIMCO

Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO and has managed the Fund since its inception in 1987.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund declares and pays any capital gains annually in December and declares and pays any dividends from net investment income quarterly. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

6

Harbor Real Return Fund Fund Summary

Investment Objective

The Fund seeks maximum real return, consistent with preservation of real capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses	0.74%	0.99%
Expense Reimbursement[1]	0.12%	0.12%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.62%	0.87%
[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses through 02-28-2011.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$63	$224	$400	$907
Administrative	$89	$303	$535	$1,202

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 496%.

Principal Investment Strategy

Principal Style Characteristics: Inflation-indexed fixed income securities

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure for U.S. Treasury Inflation-Protected Securities (“TIPS”). Inflation-indexed bonds issued by foreign governments are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.

Under normal market conditions, the Fund expects to invest at least 80% of its net assets, plus borrowings for investment purposes, in inflation-indexed bonds of varying maturities issued by the U.S. government, non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income securities.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls). The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund’s average weighted portfolio quality is expected to be BBB or better. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in below investment grade domestic and foreign fixed income securities, commonly referred to as high-yield or junk bonds.

Duration. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index, which as of December 31, 2009 was 6.33 years.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the

7

Fund Summary

HARBOR REAL RETURN FUND

Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund’s portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund’s value.

A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and may invest in a relatively small number of issuers it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	7.84%	1st/2009
Worst Quarter	-4.68%	4th/2008

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 12-01-2005)
Before Taxes	15.05%	N/A	N/A	5.34%
After Taxes on Distributions	13.98%	N/A	N/A	3.63%
After Taxes on Distributions and Sale of Fund Shares	9.77%	N/A	N/A	3.55%
Administrative Class (inception date 12-01-2005)
Before Taxes	14.66%	N/A	N/A	5.06%
Comparative Index (reflects no deduction for fees, expenses or taxes)
Barclays Capital U.S. TIPS	11.41%	N/A	N/A	5.29%

8

Fund Summary

HARBOR REAL RETURN FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Pacific Investment Management Company LLC (PIMCO)

840 Newport Center Drive

P.O. Box 6430

Newport Beach, CA 92658-6430

PIMCO has subadvised the Fund since its inception in 2005.

Portfolio Manager

Mihir Worah PIMCO

Mr. Worah is a Managing Director for PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team and he has managed the Fund since 2007.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund declares and pays any capital gains annually in December and declares and pays any dividends from net investment income quarterly. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

9

Harbor Short Duration Fund Fund Summary

Investment Objective

The Fund seeks total return that is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class
Management Fees	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.29%	0.32%
Total Annual Fund Operating Expenses[1]	0.49%	0.77%
[1]

The Adviser has voluntarily agreed to limit the Fund’s operating expenses for the current fiscal year ending October 31, 2010 to 0.40% for the Institutional Class and 0.65% for the Administrative Class. This agreement may be terminated at any time, although the Adviser has no present intention to do so.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$50	$157	$274	$616
Administrative	$79	$246	$428	$954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 52%.

Principal Investment Strategy

Principal Style Characteristics: High quality short-term bonds

The Fund invests primarily in short-term (up to 3 years maturity) high-quality fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of all types of fixed income securities. These include bonds, mortgage-related securities, asset-backed securities and other types of financial instruments. The Fund’s 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders.

At least 60% of the Fund’s net assets will be invested in securities of U.S. issuers and 80% of its net assets will be U.S. dollar-denominated. No more than 25% of its net assets will be invested in a single country other than the U.S.

The Fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the Subadviser’s expectations of how a security in the Fund’s portfolio may perform. The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund will benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund invests primarily in high grade securities, but may invest in medium grade securities, which are securities rated BBB. The Fund will not invest in securities rated lower than BBB. The Fund’s average weighted portfolio quality is generally AA or higher.

Duration. The Fund’s average weighted portfolio duration normally varies within one year (plus or minus) of the duration of the BofA Merrill Lynch 1-3 Year US Treasury Index, but will not exceed three years. The duration of the BofA Merrill Lynch 1-3 Year US Treasury Index as of December 31, 2009 was 1.92 years. Duration is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s average duration is longer than the market’s, the Fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund’s portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund’s value.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay

10

Fund Summary

HARBOR SHORT DURATION FUND

principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	2.28%	4th/2000
Worst Quarter	-2.78%	4th/2008

Average Annual Total Returns – As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-01-1992)
Before Taxes	3.56%	2.52%	3.26%	4.14%
After Taxes on Distributions	2.77%	1.06%	1.69%	N/A
After Taxes on Distributions and Sale of Fund Shares	2.30%	1.27%	1.82%	N/A
Administrative Class (inception date 11-01-2002)
Before Taxes	3.31%	2.25%	N/A	1.94%
Comparative Index (life of fund return from 01-01-1992) (reflects no deduction for fees, expenses or taxes)
BofA Merrill Lynch 1-3 Year US Treasury	0.73%	4.04%	4.48%	4.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

11

Fund Summary

HARBOR SHORT DURATION FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Fischer Francis Trees & Watts, Inc.

200 Park Avenue

New York, NY 10166

Fischer Francis Trees & Watts, Inc. has subadvised the Fund since its inception in 1992.

Portfolio Manager

Kenneth O’Donnell, CFA Fischer Francis Trees & Watts, Inc.

Mr. O’Donnell is a Portfolio Manager at Fischer Francis Trees & Watts and has managed the Fund since 2003.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

The Fund declares and pays any capital gains annually in December and declares and pays any dividends from net investment income monthly. The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

12

Harbor Money Market Fund Fund Summary

Investment Objective

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class
Management Fees	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.19%	0.22%
Total Annual Fund Operating Expenses	0.39%	0.67%
Expense Reimbursement[1]	0.09%	0.12%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.30%	0.55%
[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses through 02-28-2011.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$31	$116	$210	$484
Administrative	$56	$202	$361	$823

Principal Investment Strategy

Principal Style Characteristics: Very short-term high quality money market instruments

The Fund invests in U.S. dollar-denominated money market securities. These may include obligations issued by:

•	U.S. government and its agencies and instrumentalities

•	U.S. states and municipalities

•	U.S. and foreign banks

•	Corporate issuers

•	Foreign governments

•	Multinational organizations such as the World Bank

The Subadviser selects securities for the Fund’s portfolio by:

•

Allocating assets and actively trading among issuer sectors, such as U.S. treasuries, corporate issuers, U.S. government agencies, etc., while focusing on sectors that appear to have the greatest near-term return potential.

•	Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The Fund may invest more than 25% of its assets in securities in the banking industry. The Fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

Minimum Credit Quality. At least 95% of the Fund’s investments are rated in the rating agencies’ highest short-term rating category or are unrated securities the Subadviser determines to be of equivalent quality.

Maximum Maturity. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The securities held in the Fund’s portfolio have a remaining maturity of 397 days or less.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio.

Credit risk: The issuer or guarantor of a security owned by the Fund could default on its payment obligations, become insolvent or its credit rating could be downgraded.

Selection risk: The Subadviser’s judgment about the attractiveness or value of a particular issuer’s securities could be incorrect.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

Industry concentration risk: The Fund may invest more than 25% of its assets in securities in the banking industry. As a result, the Fund’s performance may depend to a large extent on the overall condition of that industry.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, including the Fund’s current 7-day SEC yield, please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

13

Fund Summary

HARBOR MONEY MARKET FUND

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/ Year
Best Quarter	1.63%	4th/2000
Worst Quarter	0.03%	3rd/2009

Average Annual Total Returns – As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Harbor Money Market Fund
Institutional Class (inception date 12-29-1987)	0.20%	3.09%	2.89%	4.30%
Administrative Class (inception date 11-01-2002)	0.16%	2.87%	N/A	2.11%
Comparative Index (life of fund return from 12-29-1987) (reflects no deduction for fees, expenses or taxes)
BofA Merrill Lynch 3-Month US Treasury Bill	0.21%	3.02%	2.99%	4.47%
Current 7- Day SEC Yield for Period Ended December 31, 2009
Institutional Class		0.15%
Administrative Class		0.15%

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Fischer Francis Trees & Watts, Inc.

200 Park Avenue

New York, NY 10166

Fischer Francis Trees & Watts, Inc. has subadvised the Fund since its inception in 1987.

Portfolio Manager

Kenneth O’Donnell, CFA Fischer Francis Trees & Watts, Inc.

Mr. O’Donnell is a Portfolio Manager at Fischer Francis Trees & Watts and has managed the Fund since 2003.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

14

Fund Summary

HARBOR MONEY MARKET FUND

Tax Information

The Fund declares and pays any capital gains annually in December. The Fund declares any dividends from net investment income daily and pays the dividends monthly. The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

15

The Funds’ Investments

Investment Objectives

Additional Information about the Funds’ Principal Investments

Harbor Funds’ Board of Trustees may change a Fund’s investment objective without shareholder approval.

FIXED INCOME SECURITIES

Harbor High-Yield Bond Fund invests primarily in below investment grade bonds.

Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in any type of fixed income securities.

Harbor Real Return Fund invests primarily in inflation-indexed bonds.

Harbor Money Market Fund invests exclusively in U.S. dollar-denominated money market securities.

Fixed income securities include bonds (including bond units), notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, loan participations and assignments, Eurodollar and Yankee dollar instruments, preferred stocks, money market instruments and certain types of derivative instruments.

Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features.

Money market securities include commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements, short-term U.S. Treasuries and other short-term debt securities.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets. Holders of privately issued mortgage-backed securities are dependent on, yet may have limited access to, information enabling them to evaluate the competence and integrity of the underlying originators and mortgage lending institutions.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk. At times, Harbor Bond Fund and Harbor Short Duration Fund invest a large percentage of assets in mortgage-backed and asset-backed securities.

Harbor Money Market Fund invests in mortgage-related securities that meet its quality, liquidity and maturity standards and that do not contain embedded leverage.

CREDIT QUALITY

Securities are investment grade if:

■	They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization (“NRSRO”).
■	They have received a comparable short-term or other rating.
■	They are unrated securities that the Subadviser believes to be of comparable quality to rated investment-grade securities.

Securities are considered below investment grade (“junk bonds”) if:

■	They are rated below one of the top four long-term rating categories of a NRSRO.
■	They are unrated securities that the Subadviser believes to be of comparable quality.

If a security receives different ratings, a Fund will treat the security as being rated in the highest (lowest for Harbor High-Yield Bond Fund) rating category. A Fund may choose not to sell securities that are downgraded after their purchase below the Fund’s minimum acceptable credit rating. Each Fund’s credit standards also apply to counterparties to over-the-counter derivative contracts.

16

The Funds’ Investments

Information about the Funds’ Other Investments

DERIVATIVE INSTRUMENTS

Each Fund, other than Harbor Money Market Fund, may, but is not required to, use derivatives for any of the following purposes:

■

To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

■	As a substitute for purchasing or selling securities or foreign currencies.
■	To manage the duration of a Fund’s fixed income portfolio.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio’s losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, each Fund (except Harbor Money Market Fund) may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

17

The Adviser and Subadvisers

The Adviser

The Adviser provides management services to Harbor Funds.

The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago IL 60606-4302, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2009, Robeco Groep N.V., through its investment management subsidiaries, had approximately $193.3 billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $48.7 billion as of December 31, 2009.

Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser, establishes and may modify whenever deemed appropriate the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates, and allocates each Funds’ assets to, one or more Subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the SEC permitting the Adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the Funds, the Adviser administers each Fund’s business affairs. For the year ended October 31, 2009, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser also has agreed to voluntarily reduce the total expenses of the different share classes for certain Funds for the fiscal year ending October 31, 2010. This voluntary agreement is temporary and may be terminated or changed at any time. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. No Fund is responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the Fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor High-Yield Bond Fund	0.58%	0.60%
Harbor Bond Fund	0.47%	0.48%
Harbor Real Return Fund	0.48%	0.48%
Harbor Short Duration Fund	0.20%	0.20%
Harbor Money Market Fund	0.18%	0.20%

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ semi-annual (for the 6 month period ended April 30) and annual (for the year ended October 31) reports to shareholders.

Each Subadviser that also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures reasonably designed to ensure fair allocation of investment opportunities between the respective Fund and the pension plan. The objectives and investment styles of the respective Harbor Funds match those segments of the pension plan subadvised by the Subadvisers.

The Adviser monitors the portfolio managers on an on-going basis to collect and update data about their organizations performance.

18

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers

Each Fund’s investments are selected by a Subadviser, which is not affiliated with the Adviser. Information about each Fund’s individual portfolio manager(s) is provided in each Fund’s Fund Summary. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds.

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Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all Classes are available for all Harbor Funds.

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ Transfer agent fee of up to 0.08% of the average daily net assets ■ $1,000 minimum investment in each Fixed Income Fund

■    Limited only to eligible retirement plans and financial intermediaries

■    12b-1 fee of up to 0.25% of average daily net assets

■    Transfer agent fee of up to 0.08% of the average daily net assets

■    $50,000* minimum investment in each Fund

■    Available to individual and institutional investors

■    12b-1 fee of up to 0.25% of average daily net assets

■    Transfer agent fee of up to 0.20% of the average daily net assets

■    $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., annually) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

20

Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of any Harbor Fixed Income Fund.

Administrative Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

21

Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Certain Funds also are available for sale to certain government approved pension plans in Chile and Peru.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website at www.harborfunds.com.

22

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our website at: www.harborfunds.com

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website.

Please make note of your confirmation number when transacting via the Internet.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

23

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee. Please refer to “How to Sell Shares” for a description of the redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

24

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Services Group at: 800-422-1050	If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.
Please make note of your confirmation number when transacting via the telephone.	If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com

If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the Internet.	If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

25

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the Shareholder Servicing Agent is obligated, under any circumstances, to pay interest on redemption proceeds.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any Fund investment.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding and/or redemption fee, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

REDEMPTION FEE

Harbor High-Yield Bond Fund charges a 1% redemption fee on shares that are redeemed before they have been held for 9 months.

This fee also applies when shares are redeemed by exchange to another Harbor fund. The redemption fee is paid directly to the Fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund. The fee ensures that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan sponsored retirement plans that do not have or report to the Funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) shares acquired through reinvestment of distributions (dividends and capital gains); (vi) redemptions initiated through an automatic withdrawal plan; (vii) redemptions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; and (ix) transactions initiated by a plan sponsor.

Some intermediaries have agreed to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the applicable Harbor Funds’ policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee. Harbor Funds may allow the intermediary to apply its own redemption fee policy to its customer accounts in place of Harbor Funds’ redemption fee policy if Harbor determines the intermediary’s policy is reasonably designed and sufficiently similar to Harbor Funds’ policy.

For purposes of applying the redemption fee, Harbor Funds will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, the Funds will carry over the redemption fee status of your shares. From time to time, the Funds may waive or modify redemption fees for certain categories of investors. Each Fund may modify its redemption policies at any time without giving advance notice to shareholders.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

26

Your Harbor Funds Account

HOW TO SELL SHARES

By Telephone Call Harbor Services Group at: 800-422-1050	If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.
Please make note of your confirmation number when transacting via the telephone.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com	If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.
Please make note of your confirmation number when transacting via the Internet.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

27

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

28

Shareholder and Account Policies

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

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Shareholder and Account Policies

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

The Funds’ exchange limits and excessive trading policies generally do not apply to Harbor Short Duration Fund and Harbor Money Market Fund, although both Funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s (except Harbor Money Market Fund) full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com and Harbor Money Market Fund’s full portfolio holdings are published monthly on the 15th day following each month end. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Harbor Money Market Fund values its securities at amortized cost. Each of the other Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or pricing services. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing services. The prices provided by independent pricing services reflect the pricing service’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices for the securities and dealer quotations, transaction prices for what the pricing service believes are similar securities and various relationships between factors such as interest rate changes and security prices which are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the pricing service often does not have as a market input current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the price supplied by the pricing service may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days

30

Shareholder and Account Policies

or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

When reliable market quotations or prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by a pricing service for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or prices supplied by a pricing service. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Share prices are normally available after 7:00 p.m. Eastern time by calling 800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

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Shareholder and Account Policies

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account; however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

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Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any capital gains annually in December. Harbor High-Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund declare and pay any dividends from net investment income quarterly. Harbor Short Duration Fund declares and pays any dividends from net investment income monthly. Harbor Money Market Fund declares any dividends from net investment income daily and pays the dividends monthly. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund expect distributions, if any, to be from capital gains and/or net investment income. Harbor Short Duration Fund and Harbor Money Market Fund expect distributions, if any, to be primarily from net investment income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate (which is currently scheduled to increase after 2010), as discussed in detail in the Funds’ Statement of Additional Information. Since the Funds’ income is derived primarily from sources that do not pay “qualified dividend income,” dividends from the Funds generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (notwithstanding market change). You would still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Early each year, the Funds will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% (currently scheduled to increase to 31% after 2010) on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund, as discussed in detail in the Funds’ Statement of Additional Information.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

33

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our website at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred upon your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our website at www.harborfunds.com.

TELEPHONE SERVICES

800-422-1050

Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums and terms as other transactions.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting in accordance with these instructions.

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Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

CHECKWRITING FOR HARBOR MONEY MARKET FUND

Harbor Funds offers a Checkwriting Privilege for shareholders in Harbor Money Market Fund. The Checkwriting Privilege is not available on IRA accounts. Individual checks must be for $500 or more. All check are presented to State Street Bank and Trust Company (“State Street”) for payment through normal banking channels. These checks may be used in the same manner as any other checks payable through State Street except that they may not be certified and are payable upon review.

You are not charged for redeeming by check. If you elect this option, you are subject to the procedures, rules and regulations established by State Street with respect to clearance and collection of checks. State Street will not honor checks that are in amounts exceeding the available value of your account at the time the check is presented for payment and will not honor checks drawn against uncollected funds. Since interest in Harbor Money Market Fund is accrued and declared as dividends daily, but dividends are paid monthly, the total value of the Fund may not be determined in advance. Therefore, you may not be able to close your account by check. The Checkwriting Privilege may be terminated at any time by Harbor Funds or State Street upon notice to you. Your cancelled checks will be returned monthly by State Street.

Call the Shareholder Servicing Agent at 800-422-1050 to request a signature card to add the Checkwriting Privilege to your account.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Automatic Options form or you may download the form from our website at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

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Investor Services

AUTOMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account and you may realize a gain or a loss. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

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37

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

		Income From Investment Operations				Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Return of Capital	Total Distributions	Proceeds from Redemption Fees
HARBOR HIGH-YIELD BOND FUND
Institutional Class
October 31, 2009	$8.53	$.55	[a]	$1.82	$2.37	$(.50)	$—	N/A	$(.50)	$.01
October 31, 2008	10.92	.67	[a]	(2.37)	(1.70)	(.70)	—	N/A	(.70)	.01
October 31, 2007	10.98	.75	[a]	(.04)	.71	(.71)	(.07)	N/A	(.78)	.01
October 31, 2006	10.91	.76	[a]	.14	.90	(.79)	(.04)	N/A	(.83)	—	[f]
October 31, 2005	11.38	.77	[a]	(.42)	.35	(.68)	(.15)	N/A	(.83)	.01
Administrative Class
October 31, 2009	$8.53	$.61	[a]	$1.74	$2.35	$(.48)	$—	N/A	$(.48)	$.01
October 31, 2008	10.92	.69	[a]	(2.43)	(1.74)	(.67)	—	N/A	(.67)	.02
October 31, 2007	10.97	.79	[a]	(.09)	.70	(.68)	(.07)	N/A	(.75)	—	[f]
October 31, 2006	10.91	.89	[a]	(.02)	.87	(.77)	(.04)	N/A	(.81)	—	[f]
October 31, 2005	11.38	1.24	[a]	(.90)	.34	(.66)	(.15)	N/A	(.81)	—	[f]
Investor Class
October 31, 2009	$8.53	$.57	[a]	$1.76	$2.33	$(.47)	$—	N/A	$(.47)	$.01
October 31, 2008	10.92	.67	[a]	(2.43)	(1.76)	(.65)	—	N/A	(.65)	.02
October 31, 2007	10.98	.75	[a]	(.07)	.68	(.67)	(.07)	N/A	(.74)	—	[f]
October 31, 2006	10.91	.71	[a]	.14	.85	(.74)	(.04)	N/A	(.78)	—	[f]
October 31, 2005	11.39	.70	[a]	(.40)	.30	(.63)	(.15)	N/A	(.78)	—	[f]
HARBOR BOND FUND
Institutional Class
October 31, 2009	$11.24	$.49	[a]	$1.59	$2.08	$(.44)	$(.42)	N/A	$(.86)	N/A
October 31, 2008	11.79	.54	[a]	(.41)	.13	(.66)	(.02)	N/A	(.68)	N/A
October 31, 2007	11.78	.54	[a]	.13	.67	(.66)	—	N/A	(.66)	N/A
October 31, 2006	11.61	.51	[a]	.06	.57	(.39)	(.01)	N/A	(.40)	N/A
October 31, 2005	12.24	.45	[a]	(.28)	.17	(.50)	(.30)	N/A	(.80)	N/A
Administrative Class
October 31, 2009	$11.23	$.46	[a]	$1.60	$2.06	$(.42)	$(.42)	N/A	$(.84)	N/A
October 31, 2008	11.78	.53	[a]	(.43)	.10	(.63)	(.02)	N/A	(.65)	N/A
October 31, 2007	11.77	.53	[a]	.12	.65	(.64)	—	N/A	(.64)	N/A
October 31, 2006	11.61	.49	[a]	.05	.54	(.37)	(.01)	N/A	(.38)	N/A
October 31, 2005	12.24	.46	[a]	(.31)	.15	(.48)	(.30)	N/A	(.78)	N/A
HARBOR REAL RETURN FUND
Institutional Class
October 31, 2009	$9.02	$.24	[a]	$1.57	$1.81	$(.16)	$(.39)	N/A	$(.55)	N/A
October 31, 2008	9.93	.40	[a]	(.93)	(.53)	(.38)	—	N/A	(.38)	N/A
October 31, 2007	9.83	.47	[a]	.13	.60	(.47)	(.03)	N/A	(.50)	N/A
October 31, 2006[g]	10.00	.39	[a]	(.22)	.17	(.34)	—	N/A	(.34)	N/A
Administrative Class
October 31, 2009	$9.02	$.25	[a]	$1.54	$1.79	$(.13)	$(.39)	N/A	$(.52)	N/A
October 31, 2008	9.93	.54	[a]	(1.11)	(.57)	(.34)	—	N/A	(.34)	N/A
October 31, 2007	9.83	.48	[a]	.09	.57	(.44)	(.03)	N/A	(.47)	N/A
October 31, 2006[g]	10.00	.40	[a]	(.25)	.15	(.32)	—	N/A	(.32)	N/A
HARBOR SHORT DURATION FUND
Institutional Class
October 31, 2009	$7.85	$.17	[a]	$(.07)	$.10	$(.21)	$—	$—	$(.21)	N/A
October 31, 2008	8.25	.31	[a]	(.34)	(.03)	(.37)	—	—	(.37)	N/A
October 31, 2007	8.24	.40	[a]	(.04)	.36	(.35)	—	—	(.35)	N/A
October 31, 2006	8.27	.30	[a]	.08	.38	(.39)	—	(.02)	(.41)	N/A
October 31, 2005	8.41	.35	[a]	(.17)	.18	(.32)	—	—	(.32)	N/A
Administrative Class
October 31, 2009	$7.83	$.15	[a]	$(.07)	$.08	$(.19)	$—	$—	$(.19)	N/A
October 31, 2008	8.24	(.84)[a]		.78	(.06)	(.35)	—	—	(.35)	N/A
October 31, 2007	8.23	.37	[a]	(.03)	.34	(.33)	—	—	(.33)	N/A
October 31, 2006	8.26	.28	[a]	.09	.37	(.37)	—	(.03)	(.40)	N/A
October 31, 2005	8.41	.33	[a]	(.18)	.15	(.30)	—	—	(.30)	N/A

See page 40 for notes to the Financial Highlights.

38

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ most recent annual report to shareholders, which is available upon request.

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2,3]	Ratio of Net Expenses to Average Net Assets (%)[3]		Ratio of Net Expenses Excluding Interest Expense to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$10.41	$465,193	28.70%[b]		.77%	.75%[a]		N/A		7.64%[a]		58%
8.53	47,862	(16.37)[b]		.88	.77	[a]	N/A		6.90	[a]	65
10.92	44,312	6.70	[b]	.95	.82	[a]	N/A		7.15	[a]	66
10.98	28,727	8.56	[b]	1.06	.81	[a]	N/A		7.01	[a]	63
10.91	31,547	3.24	[b]	.91	.82	[a]	N/A		6.67	[a]	42

$10.41	$4,784	28.41%[b]		1.02%	1.00%[a]		N/A		7.32%[a]		58%
8.53	501	(16.59)[b]		1.12	1.02	[a]	N/A		6.67	[a]	65
10.92	595	6.54	[b]	1.20	1.07	[a]	N/A		6.89	[a]	66
10.97	524	8.22	[b]	1.30	1.05	[a]	N/A		6.79	[a]	63
10.91	2	3.05	[b]	— [e]	—	[a,e]	N/A		—	[a,e]	42

$10.40	$120,116	28.21%[b]		1.13%	1.12%[a]		N/A		7.24%[a]		58%
8.53	6,993	(16.72)[b]		1.25	1.14	[a]	N/A		6.60	[a]	65
10.92	5,711	6.31	[b]	1.33	1.20	[a]	N/A		6.76	[a]	66
10.98	4,662	8.15	[b]	1.46	1.21	[a]	N/A		6.63	[a]	63
10.91	4,047	2.71	[b]	1.34	1.25	[a]	N/A		6.26	[a]	42

$12.46	$5,765,886	19.44%[b]		.60%	.57%[a]		N/A		4.34%[a]		574%
11.24	3,667,809.95		[b]	.58	.55	[a]	N/A		4.47	[a]	514
11.79	2,650,770	5.97	[b]	.57	.56	[a]	N/A		4.73	[a]	213
11.78	2,307,286	5.10	[b]	.60	.58	[a]	N/A		4.34	[a]	312
11.61	1,931,651	1.42	[b]	.60	.58	[a]	N/A		3.39	[a]	332

$12.45	$139,935	19.18%[b]		.85%	.82%[a]		N/A		4.08%[a]		574%
11.23	74,208.71		[b]	.83	.80	[a]	N/A		4.22	[a]	514
11.78	42,557	5.71	[b]	.82	.81	[a]	N/A		4.50	[a]	213
11.77	38,590	4.76	[b]	.85	.83	[a]	N/A		4.10	[a]	312
11.61	31,953	1.18	[b]	.85	.83	[a]	N/A		3.17	[a]	332

$10.28	$181,592	20.73%[b]		.74%	.60%[a]		N/A		3.21%[a]		496%
9.02	81,832	(5.80)[b]		.74	.57	[a]	N/A		3.93	[a]	1,334
9.93	25,431	6.31	[b]	1.12	.56	[a]	N/A		4.62	[a]	661
9.83	12,057	1.77	[b,d]	1.83	.57	[a,c]	N/A		5.09	[a,c]	410 [d]

$10.29	$552	20.52%[b]		.99%	.86%[a]		N/A		2.40%[a]		496%
9.02	468	(6.10)[b]		1.03	.82	[a]	N/A		3.69	[a]	1,334
9.93	1,077	6.05	[b]	1.35	.82	[a]	N/A		4.13	[a]	661
9.83	1,015	1.56	[b,d]	2.08 [c]	.82	[a,c]	N/A		4.28	[a,c]	410 [d]

$7.74	$37,843	1.40%[b]		.49%	.38%[a]		.38%[a]		2.27%[a]		52%
7.85	67,566	(.37)[b]		.42	.41	[a]	.38	[a]	3.72	[a]	78
8.25	69,379	4.43	[b]	.58	.49	[a]	.39	[a]	4.69	[a]	59
8.24	77,264	4.82	[b]	.53	.39	[a]	.39	[a]	4.21	[a]	79
8.27	53,353	2.17	[b]	.52	.40	[a]	.39	[a]	3.41	[a]	159

$7.72	$69	1.13%[b]		.77%	.63%[a]		.63%[a]		1.86%[a]		52%
7.83	68	(.73)[b]		.68	.66	[a]	.63	[a]	3.47	[a]	78
8.24	2,377	4.20	[b]	.84	.75	[a]	.64	[a]	4.45	[a]	59
8.23	1,789	4.59	[b]	.78	.64	[a]	.64	[a]	3.95	[a]	79
8.26	1,556	1.82	[b]	.76	.64	[a]	.64	[a]	3.20	[a]	159

39

Financial Highlights

		Income From Investment Operations					Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Return of Capital	Total Distributions	Proceeds from Redemption Fees
HARBOR MONEY MARKET FUND
Institutional Class
October 31, 2009	$1.00	$—	[a,f]	$—	$—	[f]	$— [f]	$—	N/A	$— [f]	N/A
October 31, 2008	1.00	.03	[a]	—	.03		(.03)	—	N/A	(.03)	N/A
October 31, 2007	1.00	.05	[a]	—	.05		(.05)	—	N/A	(.05)	N/A
October 31, 2006	1.00	.04	[a]	—	.04		(.04)	—	N/A	(.04)	N/A
October 31, 2005	1.00	.03	[a]	—	.03		(.03)	—	N/A	(.03)	N/A
Administrative Class
October 31, 2009	$1.00	$—	[a,f]	$—	$—	[f]	$— [f]	$—	N/A	$— [f]	N/A
October 31, 2008	1.00	.03	[a]	—	.03		(.03)	—	N/A	(.03)	N/A
October 31, 2007	1.00	.05	[a]	—	.05		(.05)	—	N/A	(.05)	N/A
October 31, 2006	1.00	.04	[a]	—	.04		(.04)	—	N/A	(.04)	N/A
October 31, 2005	1.00	.02	[a]	—	.02		(.02)	—	N/A	(.02)	N/A

[1]	Includes both short-term and long-term capital gains.
[2]	Percentage does not reflect reduction for credit balance arrangements.
[3]	Includes interest expense for all periods presented, where applicable.
[a]	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
[b]	The total returns would have been lower had certain expenses not been waived during the periods shown.
[c]	Annualized.
[d]	Unannualized.
[e]	Assets in this class were too small to incur any income or expense.
[f]	Less than $0.01.
[g]	For the period December 1, 2005 (inception) through October 31, 2006.

40

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2,3]	Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Expenses Excluding Interest Expense to Average Net Assets (%)	Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$1.00	$186,909.39%[b]			.39%	.21%[a]		N/A	.41%[a]		N/A
1.00	238,954	3.04	[b]	.32	.28	[a]	N/A	2.97	[a]	N/A
1.00	215,668	5.18	[b]	.35	.28	[a]	N/A	5.06	[a]	N/A
1.00	187,832	4.60	[b]	.44	.32	[a]	N/A	4.59	[a]	N/A
1.00	120,041	2.55	[b]	.47	.35	[a]	N/A	2.52	[a]	N/A

$1.00	$413.31%[b]			.43%	.25%[a]		N/A	.14%[a]		N/A
1.00	13	2.79	[b]	.56	.53	[a]	N/A	2.73	[a]	N/A
1.00	5,362	4.92%[b]		.60	.53	[a]	N/A	4.82	[a]	N/A
1.00	4,602	4.34	[b]	.69	.57	[a]	N/A	4.29	[a]	N/A
1.00	3,896	2.29	[b]	.72	.60	[a]	N/A	2.30	[a]	N/A

41

Harbor Fixed Income Funds Details

Share prices are available on our website at www.harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund
Institutional Class	2024	HYFAX	411511553
Administrative Class	2224	HYFRX	411511546
Investor Class	2424	HYFIX	411511538
Harbor Bond Fund
Institutional Class	2014	HABDX	411511108
Administrative Class	2214	HRBDX	411511686
Harbor Real Return Fund
Institutional Class	2025	HARRX	411511520
Administrative Class	2225	HRRRX	411511512
Harbor Short Duration Fund
Institutional Class	2016	HASDX	411511702
Administrative Class	2216	HRSDX	411511678
Harbor Money Market Fund
Institutional Class	2015	HARXX	411511405
Administrative Class	2215	HRMXX	411511660

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at www.harborfunds.com.

42

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60606-4180

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

05/2010/10,000

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	800-422-1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202- 942-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.FIF.0510